Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
April 30, 2024 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 13.00%
Automobile ― 6.60%
ACC Trust, Series 2022-1, Class D, 6.650%, 10/20/2028 (a)	$1,500,000	$150
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	3,340,000	3,234,536
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.380%, 9/17/2029 (a)	500,000	486,944
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,570,000	1,531,708
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025 (a)	3,750,000	3,723,668
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	6,000,000	5,689,122
Avis Budget Rental Car Funding LLC, Series 2023-1A, Class C, 6.230%, 4/20/2029 (a)	700,000	689,944
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class D, 7.380% (SOFR30A + 2.050%), 12/26/2031 (a)(b)	500,000	503,524
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class E, 8.930% (SOFR30A + 3.600%), 12/26/2031 (a)(b)	434,542	436,294
CAL Receivables LLC, Series 2022-1, Class B, 9.680% (SOFR30A + 4.350%), 10/15/2026 (a)(b)	9,025,553	9,046,095
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	1,753,426	1,691,139
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)	23,063,177	21,636,212
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)	7,110,000	6,515,312
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.530%, 9/11/2028 (a)	7,670,000	7,109,001
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/26/2028 (a)	114,779	113,282
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	500,000	478,685
CPS Auto Receivables Trust, Series 2021-D, Class E, 4.060%, 12/15/2028 (a)	500,000	470,078
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.880%, 4/16/2029 (a)	5,400,000	5,048,428
CPS Auto Trust, Series 2024-B, Class E, 8.360%, 11/17/2031 (a)	2,980,000	2,980,077
DT Auto Owner Trust, Series 2022-1A, Class E, 5.530%, 3/15/2029 (a)	5,000,000	4,706,145
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.040%, 12/15/2028 (a)	1,700,000	1,585,143
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.020%, 10/15/2029 (a)	2,000,000	1,876,056
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	600,000	635,732
Exeter Automobile Receivables Trust, Series 2024-1A, Class E, 7.890%, 8/15/2031 (a)	600,000	591,349
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.980%, 10/15/2031 (a)	600,000	591,317
FHF Trust, Series 2024-1A, Class B, 6.260%, 3/15/2030 (a)	500,000	495,757
FHF Trust, Series 2024-1A, Class C, 7.420%, 5/15/2031 (a)	300,000	301,785
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)	10,416,000	9,761,781
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.160%, 9/15/2028 (a)	4,100,000	3,704,112
Flagship Credit Auto Trust, Series 2021-4, Class E, 4.030%, 3/15/2029 (a)	4,000,000	3,300,912
Flagship Credit Auto Trust, Series 2022-1, Class E, 5.370%, 6/15/2029 (a)	1,000,000	817,842
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.600%, 5/15/2031 (a)	400,000	400,192
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)	2,500,000	2,382,538
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)	900,000	841,586
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.690%, 8/15/2029 (a)	5,000,000	4,652,635
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	2,080,000	2,099,987
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.430%, 10/16/2028 (a)	3,000,000	2,806,458
GLS Auto Receivables Trust, Series 2023-3A, Class E, 9.270%, 8/15/2030 (a)	2,500,000	2,592,810
GLS Auto Receivables Trust, Series 2024-1A, Class E, 7.940%, 10/15/2030 (a)	400,000	394,591
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/26/2025 (a)	6,000,000	5,902,770
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	3,800,000	3,712,653
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.510%, 3/25/2030 (a)	800,000	825,949
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/27/2027 (a)	3,935,000	3,493,418
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.980% (SOFR30A + 2.650%), 11/15/2027 (a)(b)	750,000	753,699
LAD Auto Receivables Trust, Series 2023-3A, Class D, 6.920%, 12/16/2030 (a)	800,000	813,540
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	800,000	807,462
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.940%, 4/15/2031 (a)	500,000	497,318
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032 (a)	389,039	386,445
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,664,931
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	481,997
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class D, 6.040%, 4/15/2030 (a)	500,000	496,819
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	2,650,000	2,652,674
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.000%, 5/15/2026 (a)	3,556,517	3,546,256
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.450%, 6/15/2028 (a)	2,200,000	2,299,059
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	2,520,000	2,510,487
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	925,263	913,786
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	1,300,000	487,761
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)	2,053,000	205
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.640%, 8/15/2028 (a)	17,000,000	16,771,231
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	700,000	729,137
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.250%, 6/15/2028 (a)	3,000,000	2,746,281
		168,416,805
Consumer ― 5.74%
ACHV ABS TRUST, Series 2023-3PL, Class D, 8.360%, 8/19/2030 (a)	1,650,000	1,689,075
Affirm, Inc., Series 2023-B, Class E, 11.320%, 9/15/2028 (a)	800,000	805,976
Affirm, Inc., Series 2024-A, Class D, 6.890%, 2/15/2029 (a)	900,000	897,906
Affirm, Inc., Series 2024-A, Class E, 9.170%, 2/15/2029 (a)	500,000	499,122
Affirm, Inc., Series 2024-X1, Class CERT, 0.000%, 5/15/2029 (a)(c)	10,885	10,000
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	2,220,000	1,782,482
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)	1,171,948	1,171,438
BHG Securitization Trust, Series 2024-1CON, Class D, 8.000%, 4/17/2035 (a)	800,000	780,426
BHG Securitization Trust, Series 2021-B, Class D, 3.170%, 10/17/2034 (a)	1,170,000	1,016,585
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)	61,513	61,765
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	974,568	866,009
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	1,740,000	1,625,769
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	1,200,000	1,195,548
Foundation Finance Trust, Series 2024-1A, Class D, 8.130%, 12/15/2049 (a)	400,000	396,776
FREED ABS TRUST, Series 2022-4FP, Class D, 7.400%, 12/18/2029 (a)	650,000	652,406
Goldman Home Improvement Trust, Series 2021-GRN2, Class C, 2.770%, 6/25/2051 (a)	9,351,473	8,725,299
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	2,541,499	2,294,681
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	1,091,057	846,310
LendingClub Receivables Trust, Series 2019-7, Class R2, 0.000%, 1/15/2027 (a)	4,408,000	373,570
LendingClub Receivables Trust, Series 2019-7, Class R1, 0.000%, 1/15/2027 (a)	19,049,500	1,614,409
LendingClub Receivables Trust, Series 2019-1, Class CERT, 0.000%, 7/17/2045 (a)	932,340	571,894
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)	3,320,000	189,602
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	1,500,000	734,182
LendingPoint Asset Securitization Trust, Series 2021-B, Class C, 3.210%, 2/15/2029 (a)	1,452,999	1,403,775
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.000%, 5/15/2028 (a)	1,576,000	69,909
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)	4,750,000	4,724,583
Momnt Technologies Trust, Series 2023-1A, Class B, 8.290%, 3/20/2045 (a)	400,000	396,220
Momnt Technologies Trust, Series 2023-1A, Class C, 11.240%, 3/20/2045 (a)	900,000	865,642
Oportun Financial Corp., Series 2022-3, Class C, 10.147%, 1/8/2030 (a)	2,100,000	2,151,057
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	7,231,419	6,629,548
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	3,299,820	2,977,962
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	2,399,717	2,213,859
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	6,299,167	5,511,614
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	1,399,948	1,427,639
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	749,896	767,338
Pagaya AI Debt Selection Trust, Series 2024-1, Class C, 8.344%, 7/15/2031 (a)	3,274,181	3,316,700
Pagaya AI Debt Selection Trust, Series 2023-7, Class C, 8.798%, 7/15/2031 (a)	3,798,585	3,875,327
Pagaya AI Debt Selection Trust, Series 2024-1, Class D, 9.000%, 7/15/2031 (a)	2,199,450	2,134,687
Pagaya AI Debt Selection Trust, Series 2024-2, Class C, 7.573%, 8/15/2031 (a)	700,000	704,495
Pagaya AI Debt Selection Trust, Series 2024-2, Class D, 9.000%, 8/15/2031 (a)	1,000,000	964,509
Pagaya AI Debt Selection Trust, Series 2024-3, Class C, 7.297%, 10/15/2031 (a)	1,500,000	1,504,362
Pagaya AI Debt Selection Trust, Series 2024-3, Class D, 9.000%, 10/15/2031 (a)	2,200,000	2,117,102
Powerpay Securitization Funding LLC, Series 2024-1A, Class A, 6.530%, 2/18/2039 (a)	970,245	967,517
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.460%, 2/18/2039 (a)	500,000	496,998
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.290%, 7/16/2029 (a)	2,400,000	2,437,229
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.240%, 7/16/2029 (a)	350,000	352,600
Prosper Marketplace Issuance Trust, Series 2024-1A, Class C, 6.960%, 8/15/2029 (a)	350,000	347,983
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.980%, 8/15/2029 (a)	500,000	503,872
Purchasing Power Funding, Series 2024-A, Class D, 7.260%, 8/15/2028 (a)	600,000	599,982
Purchasing Power Funding, Series 2024-A, Class E, 10.180%, 8/15/2028 (a)	400,000	403,597
Reach ABS Trust, Series 2023-1A, Class C, 8.450%, 2/18/2031 (a)	600,000	613,308
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	1,150,000	1,100,344
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.230%, 12/22/2031 (a)	1,840,000	1,668,288
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	4,200,000	4,317,814
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 15.633%, 5/15/2027 (a)(d)	1,831,202	1,433,886
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT, 0.000%, 11/20/2026 (a)	8,452,371	614,906
Upstart Pass-Through Trust, Series 2021-ST3, Class CERT, 0.000%, 5/20/2027 (a)	11,400,000	1,062,024
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT, 0.000%, 7/20/2027 (a)	4,250,000	605,526
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT, 0.000%, 7/20/2027 (a)	1,475,000	183,900
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 0.000%, 8/20/2027 (a)	5,450,000	1,187,282
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT, 0.000%, 9/20/2029 (a)	1,500,000	617,462
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT, 0.000%, 10/20/2029 (a)	2,370,000	742,944
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 0.000%, 11/20/2029 (a)	1,629,000	494,260
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)	2,400,000	666,671
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT, 0.000%, 4/20/2030 (a)	1,500,000	195,179
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	241,084
Upstart Securitization Trust, Series 2019-3, Class CERT, 0.000%, 1/21/2030 (a)(e)	25,442	1,548,526
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	4,929,304	4,827,726
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	16,300,000	15,612,140
Upstart Securitization Trust, Series 2021-4, Class C, 3.190%, 9/20/2031 (a)	5,250,000	4,846,076
Upstart Securitization Trust, Series 2021-5, Class C, 4.150%, 11/20/2031 (a)	9,100,000	8,206,507
Upstart Securitization Trust, Series 2022-1, Class C, 5.710%, 3/20/2032 (a)	1,800,000	869,897
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	1,500,000	1,288,104
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	3,600,000	3,616,132
Upstart Securitization Trust, Series 2023-2, Class B, 7.920%, 6/20/2033 (a)	4,350,000	4,389,811
Upstart Securitization Trust, Series 2023-3, Class B, 8.250%, 10/20/2033 (a)	6,700,000	6,848,948
		146,466,081
Credit Card ― 0.26%
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.160%, 4/15/2027 (a)	2,500,000	2,434,353
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	240,924	238,848
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	2,300,000	2,206,404
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,581,476
		6,461,081
Equipment ― 0.05%
Octane Receivables Trust, Series 2024-1A, Class D, 6.430%, 10/21/2030 (a)	750,000	745,009
Octane Receivables Trust, Series 2024-1A, Class E, 7.820%, 8/20/2031 (a)	512,000	491,812
		1,236,821
Property Assessed Clean Energy ― 0.11%
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	3,399,210	2,927,851

Solar ― 0.15%
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	900,000	894,037
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(f)	591,701	500,875
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	886,067	660,451
Sunnova Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	2,208,787	1,829,509
		3,884,872
Structured Settlement ― 0.02%
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	567,165	486,988

Whole Business ― 0.07%
Fat Brands Fazoli's Native LLC, Series 2021-1, Class A2, 7.000%, 7/25/2051 (a)	1,970,000	1,832,543
TOTAL ASSET-BACKED SECURITIES (Cost ― $383,386,998)		$331,713,042

Collateralized Loan Obligations ― 8.79%
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1, 7.875% (TSFR3M + 2.550%), 10/27/2034 (a)(b)	$1,000,000	$1,002,651
AGL CLO Ltd., Series 2023-24A, Class B, 7.974% (TSFR3M + 2.650%), 7/25/2036 (a)(b)	1,000,000	1,007,070
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 0.000%, 10/21/2028 (d)(g)	4,000,000	40,000
AMMC CLO Ltd., Series 2024-30A, Class B, 7.641% (TSFR3M + 2.350%), 1/15/2037 (a)(b)	2,000,000	2,015,202
AMMC CLO Ltd., Series 2024-30A, Class D, 9.791% (TSFR3M + 4.500%), 1/15/2037 (a)(b)	2,000,000	2,023,972
Anchorage Capital CLO Ltd., Series 2024-28A, Class B, 7.535% (TSFR3M + 2.250%), 4/20/2037 (a)(b)	5,000,000	5,025,895
Antares CLO Ltd., Series 2019-2A, Class A1R, 7.261% (TSFR3M + 1.950%), 1/23/2036 (a)(b)(h)	9,000,000	9,017,316
Apidos CLO Ltd., Series 2023-43A, Class D, 10.324% (TSFR3M + 5.000%), 4/25/2035 (a)(b)	3,800,000	3,868,092
AREIT Ltd., Series 2024-CRE9, Class AS, 7.538% (TSFR1M + 2.238%), 5/17/2041 (a)(b)(c)	1,700,000	1,697,870
Ares CLO Ltd., Series 2024-69A, Class B, 7.329% (TSFR3M + 2.000%), 4/15/2036 (a)(b)	5,000,000	4,997,555
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.825% (TSFR3M + 2.500%), 1/20/2031 (a)(b)	2,375,342	2,377,097
Bain Capital Credit CLO Ltd., Series 2023-3A, Class B, 8.023% (TSFR3M + 2.700%), 7/24/2036 (a)(b)	2,620,000	2,651,388
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (d)	1,500,000	1,403,112
Barings Middle Market CLO Ltd., Series 2023-IIA, Class A2, 8.533% (TSFR3M + 3.200%), 1/20/2032 (a)(b)(h)	5,000,000	5,033,395
BCC Middle Market CLO LLC, Series 2023-2A, Class A1, 7.825% (TSFR3M + 2.500%), 10/21/2035 (a)(b)(h)	10,000,000	10,098,130
Blackrock CLO Ltd., Series 2021-6A, Class A, 7.286% (TSFR3M + 1.962%), 4/20/2033 (a)(b)(h)	6,000,000	5,993,724
Blackrock MT Hood CLO LLC, Series 2023-1A, Class VDN, 0.000%, 4/20/2035 (a)(d)	2,000,000	1,020,000
Capital Four US CLO Ltd., Series 2022-1A, Class BR, 7.975% (TSFR3M + 2.650%), 1/20/2037 (a)(b)(h)	8,500,000	8,603,590
CBAM Ltd., Series 2018-6A, Class B1R, 7.690% (TSFR3M + 2.362%), 1/15/2031 (a)(b)	5,000,000	5,009,525
Churchill Middle Market CLO Ltd., Series 2024-1A, Class A, 7.288% (TSFR3M + 2.000%), 4/20/2036 (a)(b)	8,000,000	8,033,768
CIFC Falcon Ltd., Series 2019-FAL, Class D, 10.296% (TSFR3M + 4.972%), 1/20/2033 (a)(b)	5,000,000	4,993,630
Dryden CLO Ltd., Series 2022-106A, Class D, 11.029% (TSFR3M + 5.700%), 10/15/2035 (a)(b)	5,750,000	5,832,133
Fortress Credit Opportunities, Series 2023-21A, Class AT, 7.975% (TSFR3M + 2.650%), 1/21/2035 (a)(b)(h)	8,750,000	8,799,298
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.235% (TSFR3M + 1.912%), 10/25/2030 (a)(b)	564,596	567,045
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 8.134% (TSFR3M + 2.862%), 3/14/2031 (a)(b)	1,550,000	1,550,105
Harvest US CLO Ltd., Series 2024-1A, Class B, 7.459% (TSFR3M + 2.150%), 4/18/2037 (a)(b)	3,000,000	2,999,568
Highbridge Loan Management Ltd., Series 2013-2A, Class A2R, 7.211% (TSFR3M + 1.887%), 10/20/2029 (a)(b)	1,975,000	1,977,830
Jamestown CLO Ltd., Series 2021-17A, Class D, 9.265% (TSFR3M + 3.942%), 1/25/2035 (a)(b)	5,000,000	4,984,620
Madison Park Funding Ltd., Series 2022-62A, Class AR, 7.167% (TSFR3M + 1.850%), 7/17/2036 (a)(b)	10,000,000	10,089,450
Magnetite Ltd., Series 2015-14RA, Class B, 7.189% (TSFR3M + 1.862%), 10/18/2031 (a)(b)	7,710,000	7,712,544
Marble Point CLO Ltd., Series 2022-1A, Class E, 13.505% (TSFR3M + 8.180%), 4/20/2035 (a)(b)	3,000,000	3,007,098
MCF CLO LLC, Series 2017-3A, Class ER, 14.736% (TSFR3M + 9.412%), 7/20/2033 (a)(b)	3,000,000	3,006,189
MidOcean Credit CLO Ltd., Series 2022-11A, Class ER, 14.077% (TSFR3M + 8.750%), 10/18/2033 (a)(b)	1,500,000	1,521,046
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 10.586% (TSFR3M + 5.262%), 10/22/2031 (a)(b)	700,000	700,897
Neuberger Berman Loan Advisers LaSalle Street Lending CLO Ltd., Series 2024-2A, Class E, 0.000%, (TSFR3M + 7.500%), 4/20/2038 (a)(b)(c)	2,000,000	2,000,000
Oaktree CLO Ltd., Series 2023-2A, Class D, 10.775% (TSFR3M + 5.450%), 7/20/2036 (a)(b)	6,000,000	6,153,132
OFSI Fund Ltd., Series 2023-12A, Class D1, 11.275% (TSFR3M + 5.950%), 1/20/2035 (a)(b)	7,000,000	7,132,615
Owl Rock CLO Ltd., Series 2023-13A, Class A, 7.883% (TSFR3M + 2.550%), 9/20/2035 (a)(b)	3,000,000	3,024,690
Palmer Square CLO Ltd., Series 2022-3X, Class D, 10.158% (TSFR3M + 4.840%), 7/20/2035 (b)(g)	1,100,000	1,114,516
Palmer Square CLO Ltd., Series 2022-5A, Class A, 7.325% (TSFR3M + 2.000%), 10/20/2035 (a)(b)	6,000,000	6,023,640
Pikes Peak CLO Ltd., Series 2023-12X, Class D, 11.155% (TSFR3M + 5.830%), 4/20/2036 (b)(g)	2,000,000	2,051,496
RAD CLO Ltd., Series 2024-23A, Class B1, 7.335% (TSFR3M + 2.050%), 4/20/2037 (a)(b)	5,000,000	4,997,450
Regatta Funding Ltd., Series 2018-3A, Class B, 7.435% (TSFR3M + 2.112%), 10/25/2031 (a)(b)	1,650,000	1,655,990
Regatta Funding Ltd., Series 2024-1A, Class B, 7.296% (TSFR3M + 2.000%), 4/26/2037 (a)(b)	2,000,000	2,000,334
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 10.671% (TSFR3M + 5.320%), 1/20/2036 (a)(b)	7,000,000	7,130,571
Saranac CLO Ltd., Series 2013-1A, Class BR, 7.486% (TSFR3M + 2.162%), 7/26/2029 (a)(b)	1,500,000	1,502,514
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 7.491% (TSFR3M + 2.162%), 6/15/2031 (a)(b)(h)	14,750,000	14,651,396
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 10/20/2033 (a)(d)	3,000,000	960,000
Sycamore Tree CLO Ltd., Series 2023-4A, Class D, 10.875% (TSFR3M + 5.550%), 10/20/2036 (a)(b)	4,250,000	4,387,101
TCI-Flatiron CLO Ltd., Series 2018-1A, Class DR, 8.336% (TSFR3M + 3.012%), 1/29/2032 (a)(b)	3,000,000	3,006,822
THL Credit Wind River CLO Ltd., Series 2019-3A, Class E2R, 12.340% (TSFR3M + 7.012%), 7/15/2031 (a)(b)	1,500,000	1,395,300
Tikehau US CLO Ltd., Series 2023-2A, Class D, 11.311% (TSFR3M + 5.950%), 1/15/2036 (a)(b)	2,000,000	2,072,162
Trinitas CLO Ltd., Series 2020-14A, Class D, 9.885% (TSFR3M + 4.562%), 1/25/2034 (a)(b)	3,000,000	3,005,820
Trinitas CLO Ltd., Series 2023-22A, Class B1, 8.225% (TSFR3M + 2.900%), 7/20/2036 (a)(b)(h)	5,300,000	5,362,026
Voya CLO Ltd., Series 2014-2A, Class A2RB, 7.129% (TSFR3M + 1.812%), 4/17/2030 (a)(b)	6,040,000	6,051,699
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 7/20/2029 (a)(d)	4,900,000	490
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $228,093,373)		$224,340,569

Commercial Mortgage-Backed Securities ― 2.49%
BX Trust, Series 2024-BIO, Class C, 7.961% (TSFR1M + 2.640%), 2/15/2041 (a)(b)	4,800,000	4,810,018
BX Trust, Series 2024-BIO, Class D, 8.960% (TSFR1M + 3.639%), 2/15/2041 (a)(b)	3,300,000	3,306,778
DC Commercial Mortgage Trust, Series 2024-HLTN, Class C, 7.036%, 4/13/2028 (a)(d)	1,200,000	1,197,510
DC Commercial Mortgage Trust, Series 2024-HLTN, Class D, 7.712%, 4/13/2028 (a)(d)	1,200,000	1,199,611
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class G, 9.543% (TSFR1M + 4.222%), 7/15/2031 (a)(b)	500,000	13,351
Harvest SBA Loan Trust, Series 2018-1, Class A, 7.694% (TSFR1M + 2.364%), 8/25/2044 (a)(b)	381,335	378,618
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/2039 (a)(d)	700,000	696,879
HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 11.927%, 5/10/2039 (a)(d)	400,000	398,467
Jackson Park Trust, Series 2019-LIC, Class E, 3.350%, 10/14/2039 (a)(d)	2,250,000	1,792,280
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 6.818% (TSFR1M + 1.497%), 4/15/2031 (a)(b)(h)	3,500,000	2,274,076
Med Trust, Series 2021-MDLN, Class G, 10.685% (TSFR1M + 5.364%), 11/15/2038 (a)(b)	2,144,707	2,145,987
Morgan Stanley Capital Trust, Series 2024-BPR2, Class A, 7.291%, 5/5/2029 (a)	2,700,000	2,699,945
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.296%, 2/15/2046 (a)(d)	1,000,000	123,609
Newtek Small Business Loan Trust, Series 2018-1, Class B, 9.250% (PRIME + 0.750%), 2/25/2044 (a)(b)	577,912	579,474
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 5/25/2037 (a)(d)	636,225	632,529
X-Caliber Funding LLC, 5.000%, 9/1/2024 (a)	300,000	288,240
X-Caliber Funding LLC, 11.000%, 9/1/2024 (a)	3,500,000	3,411,884
X-Caliber Funding LLC, 11.942% (1 Month LIBOR USD + 6.500%), 11/1/2024 (a)(b)	1,628,000	1,624,614
X-Caliber Funding LLC, 8.080% (TSFR1M + 2.750%), 12/15/2024 (a)(b)	3,990,418	3,979,217
X-Caliber Funding LLC, 13.080% (TSFR1M + 7.750%), 3/15/2025 (a)(b)	748,203	727,197
X-Caliber Funding LLC, 7.000%, 3/31/2025 (a)	3,621,300	3,334,120
X-Caliber Funding LLC, Series 2021-CT6, Class B2, 0.000%, 1/6/2026 (a)	2,180,000	2,224,952
X-Caliber Funding LLC, Series 2021-7, Class B2, 0.000%, 1/6/2026 (a)	1,788,000	1,850,795
X-Caliber Funding LLC, Series 2021-7, Class A, 8.442% (1 Month LIBOR USD + 3.000%), 1/6/2026 (a)(b)	3,950,000	3,887,021
X-Caliber Funding LLC, Series 2021-CT6, Class B1, 11.443% (TSFR1M + 6.114%), 1/6/2026 (a)(b)	9,375,000	9,026,850
X-Caliber Mortgage Trust, Series 2021-10, Class B1, 13.447% (TSFR1M + 8.120%), 6/6/2024 (a)(b)	2,000,000	1,988,982
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 12.942% (TSFR1M + 7.614%), 8/6/2024 (a)(b)	515,875	512,846
X-Caliber Mortgage Trust, Series 2020-5, Class A, 8.697% (TSFR1M + 3.370%), 10/6/2024 (a)(b)	1,124,144	1,125,228
X-Caliber Mortgage Trust, Series 2020-5, Class B1, 13.697% (TSFR1M + 8.370%), 10/6/2024 (a)(b)	2,623,002	2,617,212
X-Caliber Mortgage Trust, Series 2019-1, Class B1, 21.082% (TSFR1M + 15.754%), 11/6/2024 (a)(b)	5,129,931	4,622,647
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 13.447% (TSFR1M + 8.120%), 4/6/2026 (a)(b)	1,215,000	196,091
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $68,362,733)		$63,667,028

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.70%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.937% (SOFR30A + 2.614%), 11/25/2024 (a)(b)	600,479	587,628
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.587% (SOFR30A + 2.264%), 1/25/2026 (a)(b)	1,182,007	1,160,190
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 7.737% (SOFR30A + 2.414%), 6/25/2026 (a)(b)	2,487,563	2,399,227
Federal Home Loan Mortgage Corp., Series K-157, Class A2, 4.200%, 5/25/2033	1,500,000	1,398,264
Federal Home Loan Mortgage Corp., Series K-158, Class A2, 4.050%, 7/25/2033	1,000,000	919,972
Federal National Mortgage Association, Series 2019-01, Class B10, 10.945% (SOFR30A + 5.614%), 10/25/2049 (a)(b)	1,500,000	1,472,628
Federal National Mortgage Association, Series 2019-01, Class CE, 14.195% (SOFR30A + 8.864%), 10/25/2049 (a)(b)	2,000,000	1,970,292
Federal National Mortgage Association, Series 2020-01, Class CE, 12.945% (SOFR30A + 7.614%), 3/25/2050 (a)(b)	8,000,000	7,822,280
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $18,190,361)		$17,730,481

Common Stocks ― 0.47%	Shares
Real Estate Investment Trust ― 0.47%
Annaly Capital Management, Inc.	84,833	1,589,771
Ellington Financial, Inc.	103,500	1,184,040
PennyMac Mortgage Investment Trust	81,182	1,124,371
Redwood Trust, Inc.	929,117	5,138,017
Rithm Capital Corp.	258,870	2,878,634
TOTAL COMMON STOCKS (Cost ― $20,753,415)		$11,914,833
	Principal
Corporate Obligations ― 4.53%	Amount
Basic Materials ― 0.15%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	$1,700,000	1,601,218
Mercer International, Inc., 5.500%, 1/15/2026	650,000	631,814
Mercer International, Inc., 5.125%, 2/1/2029	1,400,000	1,226,710
NOVA Chemicals Corp., 8.500%, 11/15/2028 (a)	200,000	210,461
		3,670,203
Communications ― 0.28%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	2,400,000	2,086,254
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,900,000	1,772,715
Gray Television, Inc., 5.375%, 11/15/2031 (a)	3,900,000	2,346,618
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,000,000	972,551
		7,178,138
Consumer, Cyclical ― 0.37%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,700,000	1,535,987
FirstCash, Inc., 4.625%, 9/1/2028 (a)	1,500,000	1,387,229
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	1,500,000	1,362,379
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	1,300,000	1,220,605
NCL Corp Ltd., 8.375%, 2/1/2028 (a)	300,000	313,157
STL Holding Co. LLC, 8.750%, 2/15/2029 (a)	450,000	462,592
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	3,100,000	2,998,996
		9,280,945
Consumer, Non-cyclical ― 0.21%
B&G Foods, Inc., 8.000%, 9/15/2028 (a)	200,000	207,505
Medline Borrower LP, 5.250%, 10/1/2029 (a)	900,000	838,588
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,587,668
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	2,100,000	2,017,921
US Foods, Inc., 7.250%, 1/15/2032 (a)	200,000	204,501
VT Topco, Inc., 8.500%, 8/15/2030 (a)	500,000	518,444
		5,374,627
Diversified ― 0.02%
Stena International SA, 7.250%, 1/15/2031 (a)	625,000	627,919

Energy ― 0.19%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.625%, 2/1/2032 (a)	100,000	99,783
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	200,000	192,461
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	100,000	99,920
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)(i)	100,000	43,631
Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/2029	275,000	279,159
Greenfire Resources Ltd., 12.000%, 10/1/2028 (a)	250,000	265,706
Helix Energy Solutions Group, Inc., 9.750%, 3/1/2029 (a)	250,000	266,428
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	200,000	191,673
Shelf Drilling Holdings Ltd., 9.625%, 4/15/2029 (a)	1,000,000	947,046
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	2,550,000	2,267,317
Venture Global LNG, Inc., 8.375%, 6/1/2031 (a)	250,000	256,751
		4,909,875
Financial ― 3.09%
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	5,000,000	4,408,645
B. Riley Financial, Inc., 6.375%, 2/28/2025 (j)	7,000,000	6,736,800
Banc of California, Inc., 5.250%, 4/15/2025	3,650,000	3,543,114
Brookline Bancorp, Inc., 6.000% (3 Month LIBOR USD + 3.315%), 9/15/2029 (b)	1,000,000	984,948
Columbia Banking System, Inc., 10.829% (TSFR3M + 5.522%), 12/10/2025 (a)(b)	2,500,000	2,457,346
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)	1,000,000	954,603
First Bancshares, Inc., 6.400% (TSFR3M + 3.652%), 5/1/2033 (b)	1,000,000	949,886
First NBC Bank Holding Co., 5.750%, 2/18/2025 (i)(k)	13,500,000	772,200
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	1,900,000	1,894,207
Freedom Mortgage Holdings LLC, 9.250%, 2/1/2029 (a)	100,000	100,824
Georgia Banking Co., Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(b)	4,000,000	3,437,355
GGAM Finance Ltd., 8.000%, 2/15/2027 (a)	400,000	411,010
goeasy Ltd., 7.625%, 7/1/2029 (a)	400,000	402,522
Goldman Sachs Group, Inc., 6.484% (SOFR + 1.770%), 10/24/2029 (b)	2,000,000	2,063,817
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (b)	3,300,000	2,789,031
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (a)	200,000	199,102
Jacksonville Bancorp, Inc., 9.341% (TSFR3M + 4.012%), 9/15/2038 (a)(b)	1,200,000	1,183,215
JP Morgan Chase & Co., 6.087% (SOFR + 1.570%), 10/23/2029 (b)	2,000,000	2,041,343
Kingstone Cos, Inc., 12.000%, 12/30/2024 (a)	1,852,000	1,814,960
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	500,000	383,977
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	3,300,000	3,236,925
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/2029 (a)	200,000	209,444
Midland States Bancorp, Inc., 5.000% (TSFR3M + 3.610%), 9/30/2029 (b)	750,000	729,331
Morgan Stanley Bank, 5.882%, 10/30/2026	2,000,000	2,017,457
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	2,500,000	2,358,835
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	1,900,000	1,911,265
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(b)	1,000,000	928,303
OneMain Finance Corp., 4.000%, 9/15/2030	800,000	673,738
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	799,610
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	900,000	817,793
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	2,500,000	2,393,856
PRA Group, Inc., 5.000%, 10/1/2029 (a)	2,600,000	2,153,199
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	1,500,000	1,281,736
Preferred Pass-Through Trust, 7.259% (N/A + 0.000%), 6/3/2024 (a)(l)	1,000,000	835,000
Ready Capital Corp., 6.200%, 7/30/2026 (j)	8,000,000	7,715,200
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	2,700,000	2,708,918
TIAA FSB Holdings, Inc., 7.562%, 1/7/2035 (d)	5,000,000	3,550,000
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,892,500
Trinity Capital, Inc., 7.000%, 1/16/2025 (j)	2,500,000	2,536,000
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	2,800,000	2,604,062
		78,882,077
Industrial ― 0.21%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,400,000	1,384,380
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	1,400,000	1,273,586
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	175,472
EquipmentShare.com, Inc., 9.000%, 5/15/2028 (a)	500,000	515,214
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	225,000	225,252
Seaspan Corp., 5.500%, 8/1/2029 (a)	1,350,000	1,162,893
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	200,000	193,855
Summit Materials LLC / Summit Materials Finance Corp., 7.250%, 1/15/2031 (a)	100,000	102,832
XPO, Inc., 7.125%, 6/1/2031 (a)	250,000	251,476
		5,284,960
Utilities ― 0.01%
Pike Corp., 8.625%, 1/31/2031 (a)	225,000	236,027
Vistra Operations Co. LLC, 7.750%, 10/15/2031 (a)	100,000	102,622
		338,649
TOTAL CORPORATE OBLIGATIONS (Cost ― $137,250,402)		$115,547,393

Investment Companies ― 4.14%	Shares
Affiliated Exchange Traded Funds ― 2.58%
Angel Oak High Yield Opportunities ETF	3,330,940	35,974,152
Angel Oak Mortgage-Backed Securities ETF	3,640,472	29,961,085
		65,935,237
Affiliated Mutual Funds ― 1.56%
Angel Oak Financials Income Impact Fund, Institutional Class	5,147,772	39,792,277
TOTAL INVESTMENT COMPANIES (Cost ― $123,030,244)		$105,727,514

Preferred Stocks ― 0.31%
Real Estate Investment Trust ― 0.31%
AGNC Investment Corp., 6.500% (3 Month LIBOR USD + 4.993%) (b)	66,529	1,625,303
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (b)	173,425	4,200,354
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (b)	92,942	2,058,665
TOTAL PREFERRED STOCKS (Cost ― $8,322,400)		$7,884,322
	Principal
Residential Mortgage-Backed Securities ― 58.53%	Amount
A&D Mortgage LLC, Series 2023-NQM3, Class A3, 7.341%, 7/25/2068 (a)(m)	$11,695,400	11,838,387
A&D Mortgage LLC, Series 2023-NQM4, Class A1, 7.472%, 9/25/2068 (a)(m)	2,513,490	2,562,762
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.100%, 9/25/2068 (a)(m)	1,582,568	1,620,200
A&D Mortgage LLC, Series 2023-NQM4, Class B1, 8.109%, 9/25/2068 (a)(d)	5,000,000	4,941,550
A&D Mortgage LLC, Series 2023-NQM5, Class A3, 7.756%, 11/25/2068 (a)(m)	3,897,067	3,974,494
A&D Mortgage LLC, Series 2024-NQM1, Class B1, 8.594%, 2/25/2069 (a)(d)	7,000,000	7,008,792
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 4.098%, 1/25/2036 (d)	25,694	7,232
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 4.801%, 3/25/2036 (d)	1,388,467	1,035,777
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 6.169%, 7/25/2035 (d)	274,924	244,529
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 5.260%, 3/25/2037 (d)	273,032	230,798
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.891%, 6/25/2037 (d)(h)	1,621,121	1,231,117
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.891%, 6/25/2037 (d)	1,708,462	1,331,585
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.497%, 6/25/2045 (a)(d)	2,018,000	1,458,265
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 0.010%, 5/25/2046 (d)(e)	14,283,550	68,018
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.046%, 12/25/2046 (d)(e)	54,633,854	314,472
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 0.070%, 6/25/2047 (d)(e)	13,121,910	122,480
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 8.571% (TSFR1M + 3.254%), 9/25/2045 (b)	363,214	262,761
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 7.402% (TSFR6M + 2.178%), 12/25/2036 (b)(h)	3,416,439	2,833,669
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (h)(m)	6,124,166	1,692,952
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 5.891% (TSFR1M + 0.574%), 3/25/2047 (b)	3,644,676	1,471,684
AMSR Trust, Series 2023-SFR1, Class C, 4.000%, 4/17/2040 (a)	1,000,000	913,728
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.650%, 12/25/2056 (a)	2,000,000	1,328,574
Banc of America Funding Corp., Series 2007-A, Class 2A2, 5.850% (TSFR1M + 0.534%), 2/20/2047 (b)	741,479	638,082
Banc of America Funding Trust, Series 2007-8, Class 2A1, 7.000%, 10/25/2037 (h)	3,581,957	2,417,921
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (f)	131,155	73,055
Bank of America Funding Trust, Series 2007-2, Class 1A16, 6.000% (TSFR1M + 0.714%), 3/25/2037 (b)	2,206,008	1,556,694
Bank of America Funding Trust, Series 2007-A, Class 2A5, 5.890% (TSFR1M + 0.574%), 2/20/2047 (b)	912,317	768,280
Bank of America Funding Trust, Series 2007-B, Class A1, 5.850% (TSFR1M + 0.534%), 4/20/2047 (b)(h)	2,529,616	2,030,300
Bank of America Funding Trust, Series 2007-C, Class 7A4, 5.870% (TSFR1M + 0.554%), 5/20/2047 (b)(h)	1,790,317	1,627,156
Bank of America Funding Trust, Series 2014-R1, Class A2, 3.780% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)(h)	3,846,971	3,311,849
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (f)	218,840	164,733
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 6.019%, 5/26/2036 (a)(d)	675,327	586,794
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.856%, 5/26/2036 (a)(d)	2,838,844	1,809,371
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.944%, 8/25/2035 (d)	1,340,260	1,078,301
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.298%, 7/25/2036 (d)	384,486	322,816
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.500% (TSFR1M + 1.114%), 8/25/2035 (b)	1,179,047	730,939
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 5.851% (TSFR1M + 0.534%), 7/25/2036 (b)	431,041	363,470
Bellemeade Re Ltd., Series 2022-1, Class M2, 9.930% (SOFR30A + 4.600%), 1/26/2032 (a)(b)	3,750,000	3,815,880
Bellemeade Re Ltd., Series 2023-1, Class B1, 12.030% (SOFR30A + 6.700%), 10/25/2033 (a)(b)	538,000	598,718
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.580% (SOFR30A + 4.250%), 10/25/2033 (a)(b)	6,200,000	6,424,180
Boston Lending Trust, Series 2021-1, Class A, 2.000%, 7/25/2061 (a)(d)	3,874,155	3,377,992
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 4.991%, 10/25/2059 (a)(m)	2,569,385	2,525,837
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(d)	2,107,053	1,891,170
BRAVO Residential Funding Trust, Series 2023-NQM4, Class B1, 7.164%, 5/25/2063 (a)(d)	4,000,000	3,894,172
BRAVO Residential Funding Trust, Series 2023-NQM8, Class B1, 8.271%, 10/25/2063 (a)(d)	4,186,000	4,227,940
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.910%, 2/25/2064 (a)	2,041,000	2,027,946
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.713%, 2/25/2046 (a)(d)	3,000,000	2,227,482
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 11.830% (SOFR30A + 6.500%), 2/25/2050 (a)(b)	2,159,000	2,023,229
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.880% (SOFR30A + 1.550%), 2/25/2050 (a)(b)	2,197,747	2,012,450
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 7.980% (SOFR30A + 2.650%), 2/25/2050 (a)(b)	2,273,570	2,077,872
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 8.580% (SOFR30A + 3.250%), 2/25/2050 (a)(b)	909,316	813,867
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	745,013	296,724
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,360,981	764,171
ChaseFlex Trust, Series 2007-1, Class 2A10, 5.931% (TSFR1M + 0.614%), 2/25/2037 (b)	2,321,571	638,379
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.414%, 4/25/2037 (a)(d)(e)	15,658,752	226,989
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 5.581% (TSFR1M + 0.264%), 12/25/2046 (a)(b)(h)	2,713,234	2,329,838
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 5.561% (TSFR1M + 0.244%), 4/25/2047 (a)(b)(h)	8,670,023	7,711,795
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 5.611% (TSFR1M + 0.294%), 11/25/2047 (a)(b)(h)	3,223,131	2,403,969
CIM Trust, Series 2019-J1, Class B5, 3.932%, 8/25/2049 (a)(d)	613,000	356,315
CIM Trust, Series 2021-J1, Class B4, 2.661%, 3/25/2051 (a)(d)	1,306,202	650,248
CIM Trust, Series 2021-J1, Class B5, 2.661%, 3/25/2051 (a)(d)	810,000	343,820
CIM Trust, Series 2021-J1, Class B6, 2.661%, 3/25/2051 (a)(d)	1,416,978	386,440
CIM Trust, Series 2021-J2, Class B4, 2.673%, 4/25/2051 (a)(d)	1,563,038	785,031
CIM Trust, Series 2021-J2, Class B5, 2.673%, 4/25/2051 (a)(d)	718,000	305,538
CIM Trust, Series 2021-J2, Class B6, 2.673%, 4/25/2051 (a)(d)	1,438,139	395,121
CIM Trust, Series 2021-J3, Class B4, 2.613%, 6/25/2051 (a)(d)	1,281,000	558,297
CIM Trust, Series 2021-J3, Class B5, 2.613%, 6/25/2051 (a)(d)	481,000	164,334
CIM Trust, Series 2021-J3, Class B6, 2.613%, 6/25/2051 (a)(d)	800,773	195,849
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (f)	34,621	20,352
Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2, 5.316%, 8/25/2035 (d)	239,937	220,124
Citigroup Mortgage Loan Trust, Series 2005-7, Class 2A2A, 5.853%, 9/25/2035 (d)	1,523,633	1,035,534
Citigroup Mortgage Loan Trust, Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	324,565	297,214
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 4.146%, 3/25/2037 (d)	6,298,127	4,629,936
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A3, 6.000%, 9/25/2036 (h)	2,771,737	2,420,419
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (f)	72,857	39,949
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (d)(h)	1,781,238	1,491,730
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 6.000% (TSFR1M + 0.764%), 12/25/2036 (b)(h)	3,422,352	2,723,603
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 6.000% (TSFR1M + 0.714%), 3/25/2037 (b)(h)	2,157,873	1,680,390
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (f)	111,326	55,820
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (f)	100,520	52,591
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 5.931% (TSFR1M + 0.614%), 5/25/2037 (b)(h)	3,431,910	2,735,675
COLT Funding LLC, Series 2021-3R, Class M1, 2.355%, 12/25/2064 (a)(d)	2,862,000	2,230,875
COLT Funding LLC, Series 2023-2, Class B1, 7.954%, 7/25/2068 (a)(d)	2,000,000	1,977,420
COLT Funding LLC, Series 2024-2, Class B1, 8.091%, 4/25/2069 (a)(d)	2,500,000	2,506,665
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(d)	3,605,000	2,816,500
COLT Mortgage Loan Trust, Series 2022-2, Class B1, 3.943%, 2/25/2067 (a)(d)	1,750,000	1,325,496
COLT Mortgage Loan Trust, Series 2022-7, Class B1, 6.286%, 4/25/2067 (a)(d)	3,916,000	3,643,533
COLT Mortgage Loan Trust, Series 2023-1, Class A1, 6.048%, 4/25/2068 (a)(m)	2,474,588	2,457,961
COLT Mortgage Loan Trust, Series 2024-1, Class B1, 7.827%, 2/25/2069 (a)(d)	3,250,000	3,222,235
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 0.108%, 12/20/2035 (a)(d)(e)	37,517,855	2,471,526
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(d)(e)	10,140,213	669
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 5.500% (TSFR1M + 0.514%), 2/25/2035 (b)	435,915	385,514
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 0.049%, 5/25/2035 (d)(e)	13,270,037	82,978
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.000%, 6/25/2035 (d)(e)	15,778,760	158
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.005%, 7/20/2035 (d)(e)	6,954,259	4,840
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.000%, 8/25/2035 (d)(e)	19,243,890	192
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 5.077%, 9/25/2035 (d)(e)	39,756,909	596
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.004%, 9/25/2035 (d)(e)	3,566,120	5,684
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 0.024%, 10/25/2035 (d)(e)	18,170,115	33,051
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.456%, 11/20/2035 (d)(e)	14,147,316	977,226
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.049%, 11/20/2035 (d)(e)	10,553,166	56,174
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 0.028%, 11/20/2035 (d)(e)	15,260,285	49,047
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 0.000%, 11/25/2035 (d)(e)	19,829,423	118,223
CountryWide Alternative Loan Trust, Series 2005-85CB, Class 2A5, 6.531% (TSFR1M + 1.214%), 2/25/2036 (b)	1,201,039	889,291
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 5.500% (TSFR1M + 0.514%), 11/25/2035 (b)	2,650,468	1,309,294
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	1,472,468	918,646
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	584,895	317,236
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	588,580	312,024
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 5.731% (TSFR1M + 0.414%), 10/25/2036 (b)	1,532,198	705,238
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (d)(e)	2,441,686	49,718
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 0.077%, 3/20/2046 (d)(e)	8,644,832	51,739
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 0.000%, 8/25/2046 (e)(m)	20,954,525	524
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.000%, 8/25/2046 (d)(e)	18,977,483	190
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.000%, 8/25/2046 (d)(e)	12,015,514	120
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 0.000%, 5/25/2036 (d)(e)	13,711,932	23,009
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 0.018%, 10/25/2034 (d)(e)	5,446,352	177,818
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.000%, 2/25/2035 (d)(e)	11,363,856	114
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.000%, 2/25/2035 (d)(e)	1,808,561	18
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 0.000%, 3/25/2035 (d)(e)	2,916,405	-
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 0.049%, 4/25/2035 (d)(e)	4,574,262	248,936
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.000%, 3/25/2035 (d)(e)	7,592,702	76
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3A2, 3.450%, 3/25/2035 (d)(h)	3,288,734	2,499,908
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.862%, 3/25/2035 (d)(e)	891,900	35,910
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.126%, 7/25/2036 (d)(e)	13,467,079	58,353
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	1,878,539	648,956
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,332,416	591,449
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	684,255	324,919
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035 (h)	2,119,149	811,973
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.500%, 6/25/2032	1,942,019	1,777,917
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.468% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	391,142	295,745
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class B5, 4.542%, 8/1/2057 (a)(d)	7,580,309	6,406,983
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 4.025%, 1/25/2060 (a)(d)	10,124,150	6,840,129
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 4.025%, 1/25/2060 (a)(d)	10,125,738	5,822,421
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.593%, 1/25/2060 (a)(d)(e)	181,165,696	8,850,307
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(d)	3,031,450	1,707,161
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(d)	1,539,950	943,432
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AIOS, 0.040%, 7/25/2056 (a)(d)(e)	110,010,939	200,550
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AX4, 0.400%, 7/25/2056 (a)(d)(e)	7,423,167	132,682
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B3, 3.083%, 7/25/2056 (a)(d)	4,151,624	3,189,490
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B5, 3.083%, 7/25/2056 (a)(d)	1,587,334	853,467
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B6, 3.083%, 7/25/2056 (a)(d)	1,320,812	377,385
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A11X, 0.000% (-1 x SOFR30A + 4.150%), 11/25/2056 (a)(b)(e)(n)	19,972,126	508,830
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A15X, 0.500%, 11/25/2056 (a)(d)(e)	11,965,831	268,633
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AIOS, 0.040%, 11/25/2056 (a)(d)(e)	318,480,990	581,546
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX4, 0.150%, 11/25/2056 (a)(d)(e)	18,327,272	123,251
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B5, 3.284%, 11/25/2056 (a)(d)	2,765,175	1,789,762
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B6, 3.284%, 11/25/2056 (a)(d)	2,357,083	717,501
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(d)	1,000,000	625,013
Credit Suisse Mortgage Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(d)	2,514,012	2,106,898
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(d)	1,629,108	1,379,636
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(m)	6,971,099	6,718,899
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 5/25/2067 (a)(d)	500,000	422,981
Credit Suisse Mortgage Trust, Series 2022-RPL3, Class A1, 3.804%, 3/25/2061 (a)(d)	7,209,449	7,117,933
Credit Suisse Mortgage-Backed Trust, Series 2006-4, Class 1A1, 6.000% (TSFR1M + 0.814%), 5/25/2036 (b)	1,714,707	827,778
Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.273%, 1/25/2067 (a)(d)	2,000,000	1,544,462
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035 (h)	3,307,622	1,628,620
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	215,955	108,111
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.757%, 2/25/2036 (d)	373,729	248,578
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 5.671% (TSFR1M + 0.354%), 1/25/2047 (b)(h)	5,208,309	4,701,593
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 5.791% (TSFR1M + 0.474%), 1/25/2047 (b)	904,556	783,598
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 5.911% (TSFR1M + 0.594%), 3/25/2037 (b)(h)	76,432,950	4,634,512
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.631% (TSFR1M + 0.314%), 8/25/2047 (b)	1,304,191	1,122,593
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 4.783%, 6/25/2036 (d)(h)	2,631,819	2,350,270
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 3.910%, 8/25/2037 (a)(d)(h)	6,963,966	6,375,685
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	51,559
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 0.010%, 9/19/2044 (d)(e)	12,010,115	2,342
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (k)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.002%, 11/19/2044 (d)(e)	11,106,165	7,730
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.000%, 1/19/2045 (d)(e)	10,526,427	505
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 5.973% (TSFR1M + 0.654%), 2/19/2045 (b)(h)	17,011,188	12,970,605
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (k)	1,000,000	10,000
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 0.000%, 2/19/2045 (d)(e)	18,852,629	19,984
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 5.873% (TSFR1M + 0.554%), 3/19/2045 (b)(h)	1,166,399	1,122,745
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.953% (TSFR1M + 0.634%), 8/19/2045 (b)	129,655	93,490
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 5.633% (TSFR1M + 0.314%), 10/19/2036 (b)(h)	18,764,111	12,700,601
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 5.573% (TSFR1M + 0.254%), 4/19/2047 (b)(h)	32,000,742	25,198,376
Eagle RE Ltd., Series 2021-2, Class M2, 9.580% (SOFR30A + 4.250%), 4/25/2034 (a)(b)	3,000,000	3,142,539
Eagle Re Ltd., Series 2023-1, Class M1B, 9.280% (SOFR30A + 3.950%), 9/26/2033 (a)(b)	9,000,000	9,251,955
Eagle RE Ltd., Series 2023-1, Class M2, 10.530% (SOFR30A + 5.200%), 9/26/2033 (a)(b)	3,000,000	3,144,708
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(d)	2,710,000	1,704,425
Ellington Financial Mortgage Trust, Series 2024-INV1, Class B1, 7.592%, 3/25/2069 (a)(d)	1,000,000	968,202
FIGRE Trust, Series 2024-HE1, Class A, 6.165%, 3/25/2054 (a)(d)	4,387,234	4,379,091
FIGRE Trust, Series 2024-HE1, Class C, 6.749%, 3/25/2054 (a)(d)	1,462,411	1,460,140
FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/2053 (a)(d)	1,032,018	1,055,355
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	5,942	2,770
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 5.509%, 5/25/2036 (d)	320,235	257,454
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	205,343	92,676
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 5.500% (TSFR1M + 0.614%), 4/25/2036 (b)	3,468,363	1,206,959
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 5.967%, 9/25/2035 (d)	37,399	31,909
Flagstar Mortgage Trust, Series 2017-2, Class B5, 3.986%, 10/25/2047 (a)(d)	1,153,000	736,506
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.009%, 4/25/2048 (a)(d)	2,739,592	2,216,543
Flagstar Mortgage Trust, Series 2018-6RR, Class B5, 4.938%, 10/25/2048 (a)(d)	2,478,000	1,809,753
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.087%, 2/1/2051 (a)(d)	2,685,606	1,985,766
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.087%, 2/1/2051 (a)(d)	1,222,000	584,841
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 2.981%, 2/1/2051 (a)(d)	2,932,342	894,877
Flagstar Mortgage Trust, Series 2021-10IN, Class B5, 3.508%, 10/25/2051 (a)(d)	1,204,981	872,057
Flagstar Mortgage Trust, Series 2021-10IN, Class B6C, 3.063%, 10/25/2051 (a)(d)	13,555,090	6,989,452
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.782%, 4/25/2051 (a)(d)	1,340,188	654,406
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.782%, 4/25/2051 (a)(d)	1,343,000	595,449
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.782%, 4/25/2051 (a)(d)	1,792,016	502,417
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.485%, 8/25/2051 (a)(d)	2,989,793	1,988,451
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.313%, 8/25/2051 (a)(d)	10,299,137	4,589,326
Flagstar Mortgage Trust, Series 2021-9INV, Class AX1, 0.480%, 9/25/2041 (a)(d)(e)	212,104,524	3,046,033
Flagstar Mortgage Trust, Series 2021-9INV, Class B4, 2.980%, 9/25/2041 (a)(d)	505,684	422,948
Flagstar Mortgage Trust, Series 2021-9INV, Class B5, 2.980%, 9/25/2041 (a)(d)	1,264,603	725,868
Flagstar Mortgage Trust, Series 2021-9INV, Class B6C, 2.849%, 9/25/2041 (a)(d)	1,827,125	603,995
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(d)	1,650,000	1,380,918
GCAT Trust, Series 2021-NQM4, Class A3, 1.556%, 8/25/2066 (a)(d)	716,859	582,399
GCAT Trust, Series 2021-NQM6, Class M1, 3.414%, 8/25/2066 (a)(d)	1,250,000	829,563
GCAT Trust, Series 2021-NQM7, Class A1, 1.915%, 8/25/2066 (a)(d)	4,657,496	4,141,641
GCAT Trust, Series 2022-NQM4, Class A3, 5.730%, 8/25/2067 (a)(m)	850,757	847,519
GCAT Trust, Series 2023-NQM3, Class B1, 7.613%, 8/25/2068 (a)(d)	8,940,000	8,832,201
GCAT Trust, Series 2024-NQM1, Class A3, 6.514%, 1/25/2059 (a)(m)	971,646	969,309
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.053%, 9/19/2035 (d)	10,187	8,495
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.257%, 2/25/2053 (a)(d)	49,891,341	45,356,767
GreenPoint Mortgage Funding Trust, Series 2005-AR1, Class X1, 0.000%, 6/25/2045 (d)(e)	12,427,211	54,419
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class X1, 0.000%, 8/25/2045 (d)(e)	20,890,122	178,360
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 6.051% (TSFR1M + 0.734%), 10/25/2045 (b)	1,327,826	1,138,155
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 0.000%, 10/25/2045 (d)(e)	11,409,855	114
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (e)	14,436,684	453,225
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.042%, 8/25/2049 (a)(d)	1,500,000	1,138,224
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.042%, 8/25/2049 (a)(d)	577,000	383,947
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class AIOS, 0.220%, 3/25/2050 (a)(d)(e)	31,502,748	300,568
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 3.947%, 3/25/2050 (a)(d)	1,730,156	921,218
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.265%, 3/27/2051 (a)(d)	1,742,471	1,001,077
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.024%, 5/25/2051 (a)(d)(e)	322,689,196	304,941
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.774%, 5/25/2051 (a)(d)	1,764,963	1,311,574
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.774%, 5/25/2051 (a)(d)	1,529,160	861,904
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.774%, 5/25/2051 (a)(d)	1,704,942	530,285
GS Mortgage-Backed Securities Corp. Trust, Series 2020-RPL1, Class B1, 3.827%, 7/25/2059 (a)(d)	6,323,000	4,680,620
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B1, 3.217%, 1/25/2052 (a)(d)(h)	4,479,132	3,571,324
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B3, 3.217%, 1/25/2052 (a)(d)(h)	3,584,628	2,741,903
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B4, 3.217%, 1/25/2052 (a)(d)	3,594,359	2,701,323
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B5, 3.217%, 1/25/2052 (a)(d)	1,443,570	1,044,130
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B6, 3.217%, 1/25/2052 (a)(d)	4,280,645	1,603,127
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B3, 3.028%, 12/25/2051 (a)(d)	4,052,825	3,072,321
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.750%, 6/25/2051 (a)(d)	2,305,865	1,546,661
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.750%, 6/25/2051 (a)(d)	1,039,000	460,681
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.750%, 6/25/2051 (a)(d)	2,079,428	583,623
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.648%, 8/25/2051 (a)(d)	1,227,644	884,959
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.648%, 8/25/2051 (a)(d)	1,235,023	664,443
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.648%, 8/25/2051 (a)(d)	2,208,829	603,344
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.014%, 9/25/2051 (a)(d)(e)	464,813,048	251,929
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.614%, 9/25/2051 (a)(d)	7,668,258	5,872,068
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.614%, 9/25/2051 (a)(d)	2,607,728	1,389,625
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.614%, 9/25/2051 (a)(d)	1,244,000	528,792
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.614%, 9/25/2051 (a)(d)	2,489,114	672,135
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.587%, 10/25/2051 (a)(d)	3,638,675	2,245,124
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.587%, 10/25/2051 (a)(d)	1,194,000	507,402
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.587%, 10/25/2051 (a)(d)	2,987,778	800,007
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class AX1, 0.023%, 11/25/2051 (a)(d)(e)	805,067,030	850,956
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B4, 2.680%, 11/25/2051 (a)(d)	5,359,571	3,765,876
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B5, 2.680%, 11/25/2051 (a)(d)	1,038,000	450,156
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B6, 2.680%, 11/25/2051 (a)(d)	4,665,467	1,187,268
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B4, 2.722%, 1/25/2052 (a)(d)	7,408,754	5,206,057
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B5, 2.722%, 1/25/2052 (a)(d)	1,759,666	806,914
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B6, 2.722%, 1/25/2052 (a)(d)	3,252,733	836,544
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B4, 2.761%, 1/25/2052 (a)(d)	3,773,640	2,527,558
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B5, 2.761%, 1/25/2052 (a)(d)	1,237,000	546,143
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B6, 2.761%, 1/25/2052 (a)(d)	3,091,101	803,921
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B4, 2.928%, 2/26/2052 (a)(d)	3,292,441	2,383,473
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B5, 2.928%, 2/26/2052 (a)(d)	1,239,774	746,033
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B6, 2.875%, 2/26/2052 (a)(d)	5,673,304	1,549,680
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B1, 2.734%, 4/25/2052 (a)(d)(h)	4,563,593	3,552,511
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B2, 2.734%, 4/25/2052 (a)(d)(h)	4,568,338	3,470,717
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B3, 2.734%, 4/25/2052 (a)(d)(h)	2,531,147	1,900,198
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B4, 2.734%, 4/25/2052 (a)(d)	1,523,773	655,395
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B5, 2.734%, 4/25/2052 (a)(d)	849,000	285,934
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B6, 2.734%, 4/25/2052 (a)(d)	2,037,580	494,264
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class A2, 2.500%, 4/25/2052 (a)(d)	1,294,305	1,014,294
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B4, 2.860%, 4/25/2052 (a)(d)	1,300,000	606,598
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B5, 2.860%, 4/25/2052 (a)(d)	1,606,000	597,493
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B6, 2.860%, 4/25/2052 (a)(d)	2,928,035	785,805
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.695%, 7/25/2051 (a)(d)(h)	5,277,819	3,992,047
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B2, 3.199%, 6/25/2052 (a)(d)	10,292,399	7,772,130
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B4, 3.199%, 6/25/2052 (a)(d)	3,749,277	2,510,099
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B5, 3.199%, 6/25/2052 (a)(d)	1,176,601	724,452
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B6, 3.199%, 6/25/2052 (a)(d)	5,539,122	2,229,109
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A14, 3.000%, 6/25/2052 (a)(d)	59,557,500	39,954,804
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A15X, 0.000% (-1 x SOFR30A + 4.150%), 6/25/2052 (a)(b)(e)(n)	14,097,686	389,829
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B1, 3.245%, 6/25/2052 (a)(d)	11,963,002	9,273,875
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B2, 3.245%, 6/25/2052 (a)(d)(h)	4,694,813	3,560,349
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B4, 3.245%, 6/25/2052 (a)(d)	4,845,459	3,221,877
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B5, 3.245%, 6/25/2052 (a)(d)	757,043	456,976
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B6, 3.199%, 6/25/2052 (a)(d)	5,548,531	2,316,334
GS Mortgage-Backed Securities Trust, Series 2022-PJ3, Class A4, 2.500%, 8/25/2052 (a)(d)	4,386,502	3,438,351
GS Mortgage-Backed Securities Trust, Series 2023-CCM1, Class B1, 7.498%, 8/25/2053 (a)(d)	2,300,000	2,233,514
GS Mortgage-Backed Securities Trust, Series 2023-PJ3, Class A16, 5.500%, 10/27/2053 (a)(d)	4,652,724	4,563,457
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, 6.000%, 1/25/2054 (a)(d)	3,498,319	3,488,314
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.500%, 4/25/2054 (a)(d)	4,040,431	4,086,734
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 6.131% (TSFR1M + 0.814%), 12/25/2035 (b)(h)	2,206,723	1,878,467
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 5.931% (TSFR1M + 0.614%), 1/25/2036 (b)	1,688,277	563,182
GSAA Home Equity Trust, Series 2006-16, Class A2, 5.771% (TSFR1M + 0.454%), 10/25/2036 (b)	1,383,209	335,943
GSAA Home Equity Trust, Series 2006-18, Class AF5A, 6.502%, 11/25/2036 (m)	2,002,427	743,507
GSAA Home Equity Trust, Series 2006-20, Class A4A, 5.891% (TSFR1M + 0.574%), 12/25/2046 (b)	2,300,647	898,854
GSAA Home Equity Trust, Series 2006-4, Class 4A3, 4.240%, 3/25/2036 (d)(h)	5,186,491	3,042,592
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 5.771% (TSFR1M + 0.454%), 2/25/2037 (b)	1,758,302	500,666
GSAA Home Equity Trust, Series 2007-2, Class AV1, 5.511% (TSFR1M + 0.194%), 3/25/2037 (b)	3,319,296	668,410
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 5.671% (TSFR1M + 0.354%), 4/25/2047 (b)(h)	1,744,848	1,566,340
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 5.741% (TSFR1M + 0.264%), 2/26/2037 (a)(b)	536,709	539,760
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 5.741% (TSFR1M + 0.264%), 2/26/2037 (a)(b)	5,707,000	5,206,285
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 5.741% (TSFR1M + 0.264%), 2/26/2037 (a)(b)(h)	5,707,000	4,801,014
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 5.741% (TSFR1M + 0.264%), 2/26/2037 (a)(b)(h)	5,709,149	4,171,944
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 5.931% (TSFR1M + 0.614%), 7/25/2035 (b)	442,475	369,993
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 5.761% (TSFR1M + 0.444%), 7/25/2035 (b)	1,447,900	1,181,105
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 4.579%, 5/25/2035 (d)	575,441	527,486
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	864,184	396,904
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	283,113	124,446
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 5.731% (TSFR1M + 0.414%), 5/25/2037 (b)	4,512,954	986,577
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 0.000%, 1/19/2035 (d)(e)	6,921,089	69
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (d)(e)	1,511,036	24,739
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 6.213% (TSFR1M + 0.894%), 12/19/2034 (b)(h)	1,663,535	1,411,544
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.000%, 3/19/2035 (d)(e)	5,164,604	7,163
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 0.000%, 11/19/2035 (d)(e)	26,006,182	260
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 0.000%, 8/19/2045 (d)(e)	7,463,713	75
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.109%, 10/19/2035 (d)(e)	7,741,019	77
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.000%, 2/19/2036 (d)(e)	12,732,293	127
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 5.970% (TSFR1M + 0.654%), 10/20/2045 (b)(h)	2,382,104	2,097,376
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 0.040%, 6/19/2035 (d)(e)	37,767,170	378
HarborView Mortgage Loan Trust, Series 2005-8, Class 2XA1, 0.039%, 9/19/2035 (d)(e)	21,763,984	218
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 5.801% (TSFR1M + 0.474%), 11/19/2036 (b)	934,713	769,521
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.733% (TSFR1M + 0.414%), 1/25/2047 (b)(h)	16,081,624	14,186,903
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 5.633% (TSFR1M + 0.314%), 8/19/2037 (b)(h)	15,426,240	12,827,674
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 5.623% (TSFR1M + 0.304%), 8/19/2037 (b)	1,678,119	1,450,177
Home RE Ltd., Series 2021-1, Class B1, 9.095% (SOFR30A + 3.764%), 7/25/2033 (a)(b)	3,083,042	3,133,292
Home RE Ltd., Series 2021-2, Class M2, 8.580% (SOFR30A + 3.250%), 1/25/2034 (a)(b)	8,250,000	8,311,421
Home RE Ltd., Series 2023-1, Class M2, 11.330% (SOFR30A + 6.000%), 10/25/2033 (a)(b)	3,000,000	3,246,462
HomeBanc Mortgage Trust, Series 2004-2, Class A2, 6.331% (TSFR1M + 1.014%), 12/25/2034 (b)	986,886	928,494
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 6.051% (TSFR1M + 0.734%), 3/25/2035 (b)	519,441	402,243
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 5.279%, 1/25/2037 (d)	372,229	246,139
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 5.991% (TSFR1M + 0.674%), 8/25/2036 (b)(h)	3,706,018	3,243,800
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 0.000%, 12/25/2034 (d)(e)	1,716,490	17
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 6.291% (TSFR1M + 0.974%), 1/25/2035 (b)	944	1,605
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 0.000%, 7/25/2045 (d)(e)	12,304,053	4,737
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 0.000%, 6/25/2035 (d)(e)	26,944,954	269
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 0.000%, 7/25/2035 (d)(e)	41,076,447	411
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 0.012%, 7/25/2035 (d)(e)	19,208,946	14,945
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.000%, 2/25/2035 (d)(e)	10,127,676	4,527
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.000%, 3/25/2035 (d)(e)	13,023,526	127,292
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.872%, 5/25/2035 (d)	936,289	767,809
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 0.000%, 5/25/2035 (d)(e)	16,644,510	166
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.595%, 9/25/2036 (d)(h)	3,960,571	3,171,685
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.856%, 4/25/2037 (d)(h)	3,302,520	2,073,514
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 5.891% (TSFR1M + 0.574%), 12/25/2036 (b)	1,010,150	876,136
JP Morgan Chase Bank, Series 2019-CL1, Class M2, 7.131% (TSFR1M + 1.814%), 4/25/2047 (a)(b)	3,698,689	3,781,651
JP Morgan Chase Bank, Series 2019-CL1, Class M4, 8.031% (TSFR1M + 2.714%), 4/25/2047 (a)(b)	1,369,370	1,392,183
JP Morgan Chase Bank, Series 2020-CL1, Class B, 15.431% (TSFR1M + 10.114%), 10/25/2057 (a)(b)	6,694,579	7,034,697
JP Morgan Chase Bank, Series 2020-CL1, Class M2, 7.931% (TSFR1M + 2.614%), 10/25/2057 (a)(b)	3,134,120	3,199,464
JP Morgan Chase Bank, Series 2020-CL1, Class M4, 9.781% (TSFR1M + 4.464%), 10/25/2057 (a)(b)	1,002,099	1,023,928
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 11.031% (TSFR1M + 5.714%), 10/25/2057 (a)(b)	1,924,688	2,004,124
JP Morgan Chase Bank, Series 2021-CL1, Class B, 12.230% (SOFR30A + 6.900%), 3/25/2051 (a)(b)	1,151,000	1,123,782
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 9.180% (SOFR30A + 3.850%), 3/25/2051 (a)(b)	412,480	378,176
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 5.039%, 8/25/2035 (d)	3,697	2,906
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 4.891%, 10/25/2035 (d)(h)	5,039,574	3,985,507
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,155,531	501,050
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.081%, 10/25/2036 (d)	1,394,140	1,025,677
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 4.603%, 10/25/2036 (d)	378,936	254,603
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 4.709%, 6/25/2037 (d)	1,227,175	916,090
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.000%, 2/25/2050 (a)(d)(e)	20,099,753	60
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 3.990%, 2/25/2050 (a)(d)	2,851,750	2,089,899
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 3.990%, 2/25/2050 (a)(d)	1,199,000	719,024
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 3.990%, 2/25/2050 (a)(d)	1,554,174	854,222
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.175%, 3/25/2050 (a)(d)(e)	49,705,970	367,228
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.803%, 5/25/2050 (a)(d)	2,795,797	2,306,259
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.803%, 5/25/2050 (a)(d)	2,485,558	2,026,650
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.750%, 5/25/2050 (a)(d)	4,770,912	2,358,371
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.570%, 6/25/2049 (a)(d)	4,411,819	3,961,046
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.570%, 6/25/2049 (a)(d)	1,752,008	1,340,439
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 3.934%, 6/25/2049 (a)(d)	2,759,673	1,778,013
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B5, 4.378%, 3/25/2050 (a)(d)	1,777,531	1,461,032
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.823%, 6/25/2050 (a)(d)	3,833,375	3,073,236
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.823%, 6/25/2050 (a)(d)	2,125,039	1,620,910
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 3.553%, 6/25/2050 (a)(d)	3,561,003	1,992,776
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.823%, 7/25/2050 (a)(d)	284,845	232,699
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.838%, 8/25/2050 (a)(d)	204,314	166,991
JP Morgan Mortgage Trust, Series 2020-3, Class B5, 3.838%, 8/25/2050 (a)(d)	1,621,792	1,300,215
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.572%, 12/25/2050 (a)(d)	3,432,236	2,744,052
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.572%, 12/25/2050 (a)(d)	1,715,203	1,205,112
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.572%, 12/25/2050 (a)(d)	4,046,371	1,843,021
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 2.834%, 5/25/2051 (a)(d)	1,075,745	375,642
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.256%, 6/25/2050 (a)(d)	2,786,018	2,278,668
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 4.079%, 6/25/2050 (a)(d)	9,113,968	6,551,330
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.016%, 11/25/2050 (a)(d)	3,030,894	2,340,951
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 3.980%, 11/25/2050 (a)(d)	8,242,929	5,105,942
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(d)	2,372,650	1,435,588
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.827%, 12/25/2051 (a)(d)	3,959,004	1,040,494
JP Morgan Mortgage Trust, Series 2021-15, Class B3, 3.114%, 6/25/2052 (a)(d)	8,720,315	6,583,350
JP Morgan Mortgage Trust, Series 2021-15, Class B4, 3.114%, 6/25/2052 (a)(d)	5,073,310	3,700,213
JP Morgan Mortgage Trust, Series 2021-15, Class B5, 3.114%, 6/25/2052 (a)(d)	4,057,508	2,641,478
JP Morgan Mortgage Trust, Series 2021-15, Class B6, 2.964%, 6/25/2052 (a)(d)	8,041,965	2,411,319
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.939%, 7/25/2051 (a)(d)	2,036,186	1,468,672
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(d)	3,634,024	2,555,071
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(d)	2,907,405	1,770,188
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.863%, 10/25/2051 (a)(d)	4,581,872	1,307,891
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.803%, 11/25/2051 (a)(d)	1,781,618	1,259,126
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.803%, 11/25/2051 (a)(d)	1,781,618	856,744
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 1.758%, 11/25/2051 (a)(d)	2,819,035	799,769
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.845%, 12/25/2051 (a)(d)	3,037,562	2,150,369
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.845%, 12/25/2051 (a)(d)	2,169,287	1,003,271
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.845%, 12/25/2051 (a)(d)	3,172,877	805,197
JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.500%, 4/25/2052 (a)(d)	1,173,416	926,392
JP Morgan Mortgage Trust, Series 2022-1, Class B4, 3.092%, 7/25/2052 (a)(d)	14,240,088	10,143,443
JP Morgan Mortgage Trust, Series 2022-1, Class B5, 3.092%, 7/25/2052 (a)(d)	6,696,008	3,779,301
JP Morgan Mortgage Trust, Series 2022-1, Class B6, 2.116%, 7/25/2052 (a)(d)	5,628,864	1,590,672
JP Morgan Mortgage Trust, Series 2023-6, Class B3, 6.247%, 12/26/2053 (a)(d)	4,878,776	4,651,108
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.247%, 12/26/2053 (a)(d)	1,585,726	1,260,432
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.247%, 12/26/2053 (a)(d)	1,234,000	821,202
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 5.909%, 12/26/2053 (a)(d)	986,203	525,545
JP Morgan Mortgage Trust, Series 2023-7, Class B4, 6.307%, 2/25/2054 (a)(d)	1,035,500	788,226
JP Morgan Mortgage Trust, Series 2023-7, Class B5, 6.307%, 2/25/2054 (a)(d)	717,000	474,091
JP Morgan Mortgage Trust, Series 2023-7, Class B6, 6.070%, 2/25/2054 (a)(d)	637,329	339,986
JP Morgan Mortgage Trust, Series 2023-9, Class B5, 6.444%, 4/25/2054 (a)(d)	1,054,000	719,990
JP Morgan Mortgage Trust, Series 2023-9, Class B6, 6.324%, 4/25/2054 (a)(d)	1,054,525	617,575
JP Morgan Mortgage Trust, Series 2024-4, Class B4, 7.218%, 10/25/2054 (a)(d)	3,047,000	2,934,965
JP Morgan Mortgage Trust, Series 2024-4, Class B6, 7.218%, 10/25/2054 (a)(d)	2,742,301	1,950,113
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.000%, 2/25/2050 (a)(d)	3,000,000	2,476,539
Lake Summit Mortgage Trust, 6.680%, 8/28/2049 (d)	93,300,845	89,779,671
Lake Summit Mortgage Trust, 8.668%, 8/15/2049 (d)	3,189,007	3,137,498
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892%, 10/25/2066 (a)(m)	5,185,758	5,035,703
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (f)	16,592	12,068
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (f)	12,566	9,735
Lehman XS Trust, Series 2005-3, Class 3A3A, 4.914%, 9/25/2035 (m)	924,626	801,766
Lehman XS Trust, Series 2006-GP4, Class 3A4, 6.131% (TSFR1M + 0.814%), 8/25/2046 (b)(h)	6,877,352	5,219,188
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (e)	15,717,013	157
Luminent Mortgage Trust, Series 2006-1, Class A1, 6.151% (TSFR1M + 0.834%), 4/25/2036 (b)(h)	3,193,801	2,757,272
Luminent Mortgage Trust, Series 2006-1, Class X, 0.043%, 4/25/2036 (d)(e)	22,564,512	52,688
Luminent Mortgage Trust, Series 2006-2, Class X, 0.000%, 2/25/2046 (d)(e)	30,373,499	304
Luminent Mortgage Trust, Series 2006-5, Class X, 0.000%, 7/25/2036 (d)(e)	26,294,413	263
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 5.294%, 12/25/2034 (d)	4,481	4,077
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.554%, 9/25/2035 (d)	1,222,623	1,093,581
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (f)	76,872	59,659
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 5/25/2024 (f)	2,913	-
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047 (h)	9,559,370	4,480,505
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (f)	10,181	6,306
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (f)	403	-
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.688%, 3/25/2048 (a)(d)	1,799,000	1,335,247
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.688%, 3/25/2048 (a)(d)	1,499,000	1,026,509
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B5, 3.210%, 12/25/2051 (a)(d)	1,169,967	720,919
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B6, 3.148%, 12/25/2051 (a)(d)	3,855,222	1,523,364
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.647%, 4/25/2051 (a)(d)	1,061,730	748,637
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.647%, 4/25/2051 (a)(d)	530,403	250,326
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.647%, 4/25/2051 (a)(d)	1,514,186	412,943
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.668%, 6/25/2051 (a)(d)	1,622,523	1,077,297
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.668%, 6/25/2051 (a)(d)	349,000	121,668
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.668%, 6/25/2051 (a)(d)	1,209,493	306,666
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.903%, 7/1/2051 (a)(d)	488,000	180,100
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.903%, 7/1/2051 (a)(d)	1,137,709	305,428
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 10.581% (TSFR1M + 5.264%), 11/25/2055 (a)(b)	16,750,000	16,721,508
Merrill Lynch Mortgage Investors, Inc., Series 2006-AF1, Class AF2A, 6.250%, 8/25/2036	1,640,001	679,351
MFA Trust, Series 2021-AEI2, Class B1, 3.284%, 10/25/2051 (a)(d)(h)	3,128,001	2,481,887
MFA Trust, Series 2021-AEI2, Class B2, 3.284%, 10/25/2051 (a)(d)(h)	5,738,001	4,389,284
MFA Trust, Series 2021-AEI2, Class B5, 3.284%, 10/25/2051 (a)(d)	1,995,826	1,295,363
MFA Trust, Series 2021-AEI2, Class B6, 3.213%, 10/25/2051 (a)(d)	3,994,510	1,495,333
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(d)	4,106,000	3,234,645
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(d)	4,500,000	3,430,044
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A3, 5.611% (TSFR1M + 0.294%), 5/25/2037 (b)	12,764,158	11,421,280
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A4, 5.681% (TSFR1M + 0.364%), 5/25/2037 (b)(h)	1,838,039	1,623,825
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 4.752%, 7/25/2035 (d)(h)	7,120,412	3,965,571
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 4.551%, 11/25/2035 (d)	2,012,139	844,328
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.731%, 8/25/2036 (m)	2,615,386	515,411
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 0.000%, 3/25/2036 (d)(e)	14,284,019	379,769
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 4.807%, 3/25/2036 (d)(h)	4,752,619	2,973,557
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 4.807%, 3/25/2036 (d)(h)	2,415,648	1,585,204
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 0.000%, 4/25/2036 (d)(e)	15,044,485	-
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 6.000% (TSFR1M + 0.864%), 6/25/2036 (b)	3,053,492	1,198,279
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 4.675%, 8/26/2047 (a)(d)	1,010,309	761,864
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.946%, 3/25/2051 (a)(d)	783,044	421,121
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.946%, 3/25/2051 (a)(d)	988,000	446,375
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.765%, 3/25/2051 (a)(d)	1,124,310	329,114
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.792%, 6/25/2051 (a)(d)	1,093,000	493,434
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.792%, 6/25/2051 (a)(d)	781,000	277,929
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.792%, 6/25/2051 (a)(d)	938,058	259,100
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.927%, 7/25/2051 (a)(d)	7,286,540	5,597,257
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.927%, 7/25/2051 (a)(d)(h)	3,452,202	2,553,784
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.927%, 7/25/2051 (a)(d)	1,240,000	578,784
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.927%, 7/25/2051 (a)(d)	690,000	254,238
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.927%, 7/25/2051 (a)(d)	827,000	221,276
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B2, 2.983%, 8/25/2051 (a)(d)(h)	6,052,737	4,546,150
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B4, 2.983%, 8/25/2051 (a)(d)	2,017,891	1,098,102
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B5, 2.983%, 8/25/2051 (a)(d)	956,000	358,400
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B6, 2.983%, 8/25/2051 (a)(d)	1,196,665	328,295
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 0.000%, 4/25/2036 (d)(e)	7,929,177	79
New Residential Mortgage Loan Trust, Series 2018-2A, Class B6, 5.319%, 2/25/2058 (a)(d)	1,175,550	777,031
New Residential Mortgage Loan Trust, Series 2019-2A, Class B6, 4.813%, 12/25/2057 (a)(d)	4,960,390	3,134,262
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(d)(e)	13,975,582	1,151,155
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.384%, 9/25/2059 (a)(d)	16,536,906	9,547,368
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E2, 4.000%, 9/4/2039 (a)	2,554,000	2,168,885
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 5.771% (TSFR1M + 0.454%), 12/25/2036 (b)	103,537	85,161
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.798% (TSFR1M + 0.274%), 3/26/2037 (a)(b)(h)	3,803,997	2,996,903
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 4.468% (TSFR1M + 0.264%), 11/26/2036 (a)(b)	447,521	434,099
Oaktown Re Ltd., Series 2019-1A, Class B1B, 9.795% (SOFR30A + 4.464%), 7/25/2029 (a)(b)	1,620,000	1,627,412
OBX Trust, Series 2021-INV3, Class A3, 2.500%, 10/25/2051 (a)(d)	1,244,285	974,159
OBX Trust, Series 2021-NQM2, Class A3, 1.563%, 5/25/2061 (a)(d)	2,006,041	1,592,869
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.973%, 10/25/2051 (a)(d)	1,715,000	832,902
Oceanview Mortgage Trust, Series 2021-5, Class B5, 2.973%, 10/25/2051 (a)(d)	734,000	281,624
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (f)	11,910	9,619
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,123,805	903,393
Pretium Mortgage Credit Partners LLC, Series 2021-NPL1, Class A1, 5.240%, 9/27/2060 (a)(m)	2,325,991	2,283,919
Pretium Mortgage Credit Partners LLC, Series 2021-NPL2, Class A1, 1.992%, 6/27/2060 (a)(m)	1,018,588	983,413
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, 1.992%, 2/25/2061 (a)(m)	4,440,451	4,308,627
Pretium Mortgage Credit Partners LLC, Series 2024-NPL3, Class A1, 7.520%, 4/27/2054 (a)	2,000,000	2,013,482
PRKCM Trust, Series 2023-AFC4, Class A1, 7.225%, 11/25/2058 (a)(m)	3,769,373	3,837,579
Progress Residential Trust, Series 2020-SFR1, Class A, 1.732%, 4/17/2037 (a)	1,493,314	1,438,086
Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2028 (a)	800,000	737,611
PRPM LLC, Series 2021-2, Class A1, 5.115%, 3/25/2026 (a)(d)	490,251	476,572
PRPM LLC, Series 2021-3, Class A1, 4.867%, 4/25/2026 (a)(m)	395,718	381,037
PRPM LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(m)	2,173,001	2,081,732
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(d)	6,167,000	4,804,204
PRPM LLC, Series 2022-NQM1, Class B1, 5.443%, 8/25/2067 (a)(d)	3,500,000	3,177,681
PRPM LLC, Series 2023-NQM3, Class M1, 7.250%, 11/25/2068 (a)(d)	750,000	756,251
PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029 (a)(m)	3,654,376	3,646,230
PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029 (a)(m)	988,847	993,368
PRPM LLC, Series 2024-NQM1, Class A3, 6.671%, 12/25/2068 (a)(m)	1,730,632	1,733,929
PRPM LLC, Series 2024-NQM1, Class B1, 7.474%, 12/25/2068 (a)(d)	5,000,000	4,865,425
PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054 (a)(m)	1,705,757	1,630,103
PRPM LLC, Series 2024-RCF1, Class A3, 4.000%, 1/25/2054 (a)(m)	1,000,000	883,776
PRPM LLC, Series 2024-RCF1, Class M1, 4.000%, 1/25/2054 (a)(m)	1,250,000	1,055,890
PRPM LLC, Series 2024-RCF2, Class A3, 3.750%, 3/25/2054 (a)(m)	2,000,000	1,726,774
Radnor RE Ltd., Series 2021-1, Class M2, 8.480% (SOFR30A + 3.150%), 12/27/2033 (a)(b)	3,500,000	3,513,997
Radnor RE Ltd., Series 2021-2, Class M2, 10.330% (SOFR30A + 5.000%), 11/25/2031 (a)(b)	3,214,672	3,357,442
Radnor RE Ltd., Series 2022-1, Class M1B, 12.080% (SOFR30A + 6.750%), 9/25/2032 (a)(b)	300,000	322,631
Radnor RE Ltd., Series 2023-1, Class M1A, 8.030% (SOFR30A + 2.700%), 7/25/2033 (a)(b)	4,500,000	4,559,364
Rate Mortgage Trust, Series 2021-HB1, Class B4, 2.702%, 12/25/2051 (a)(d)	2,522,821	1,590,931
Rate Mortgage Trust, Series 2021-HB1, Class B5, 2.702%, 12/25/2051 (a)(d)	575,000	184,353
Rate Mortgage Trust, Series 2021-HB1, Class B6, 2.702%, 12/25/2051 (a)(d)	1,340,138	340,110
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.707%, 7/25/2051 (a)(d)	1,291,000	573,506
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.707%, 7/25/2051 (a)(d)	922,000	321,833
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.707%, 7/25/2051 (a)(d)	737,919	185,469
Rate Mortgage Trust, Series 2022-J1, Class B4, 2.750%, 1/25/2052 (a)(d)	3,577,028	1,717,431
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(d)	1,433,004	1,256,527
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 5.301%, 12/25/2035 (d)(h)	3,474,534	3,017,372
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 5.198%, 7/25/2035 (d)	420,877	221,534
Residential Accredit Loans, Inc. Trust, Series 2005-QO5, Class X, 1.680%, 1/25/2046 (d)(e)	21,162,420	1,009,638
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	710,372	514,661
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (f)	205,181	111,855
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 5.500% (TSFR1M + 0.814%), 11/25/2035 (b)	338,604	257,448
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035 (h)	1,709,514	1,474,632
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (f)	238,666	138,851
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 5.791% (TSFR1M + 0.474%), 7/25/2036 (b)	112,032	43,055
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 5.871% (TSFR1M + 0.554%), 7/25/2036 (b)	584,568	218,240
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 5.801% (TSFR1M + 0.484%), 8/25/2036 (b)(h)	4,847,733	4,271,682
Residential Accredit Loans, Inc. Trust, Series 2006-QA9, Class A1, 5.791% (TSFR1M + 0.474%), 11/25/2036 (b)	1,442,229	765,745
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	166,875	134,594
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	217,825	176,247
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036 (h)	2,097,861	1,593,155
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036 (h)	2,090,098	1,541,575
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (f)	75,945	45,363
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	757,385	618,054
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 5.731% (TSFR1M + 0.414%), 11/25/2036 (b)	1,442,764	995,744
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036 (h)	4,922,762	3,935,729
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	951,057	792,639
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (f)	113,485	54,537
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (TSFR1M + 0.664%), 11/25/2036 (b)(h)	6,384,546	4,829,865
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (f)	101,567	49,090
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 6.431% (TSFR1M + 1.114%), 2/25/2036 (b)	609,376	443,363
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 5.500% (TSFR1M + 0.814%), 3/25/2036 (b)(h)	2,466,694	1,951,858
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 5.831% (TSFR1M + 0.514%), 3/25/2036 (b)	1,330,814	1,069,606
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	755,780	624,349
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (f)	29,792	18,105
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 6.081% (TSFR1M + 0.764%), 7/25/2036 (b)	891,459	632,699
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (f)	35,648	19,969
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (f)	14,951	0
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 5.731% (TSFR1M + 0.414%), 2/25/2037 (b)(h)	5,147,327	4,583,993
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (f)	23,833	18,479
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	1,406,524	1,049,610
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037 (h)	5,882,841	4,678,576
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (f)	384,906	175,614
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (f)	520,719	16,368
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (f)	156,114	76,329
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (f)	175,083	86,366
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (f)	298,142	136,501
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 5.981% (TSFR1M + 0.664%), 5/25/2037 (b)	460,217	314,699
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (f)	839,888	364,208
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 5.500% (TSFR1M + 0.564%), 10/25/2035 (b)	1,687,899	999,926
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	1,524,153	1,007,725
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (f)	584,740	257,355
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	609,332	292,968
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 6.000% (TSFR1M + 0.814%), 1/25/2046 (b)	1,854,137	674,281
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036 (h)	10,294,037	3,143,995
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036 (h)	6,224,371	1,873,212
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036 (h)	10,224,190	3,113,573
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2, 6.500%, 4/25/2037	3,941,174	1,065,433
Residential Asset Securitization Trust, Series 2007-A8, Class 1A1, 6.000%, 8/25/2037	3,911,664	1,993,509
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (f)	18,993	12,945
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	394,598	338,987
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (f)	11,641	6,088
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (f)	110,680	67,964
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (f)	30,660	17,068
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	592,962	473,125
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	48,441	37,533
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 5.095%, 2/25/2036 (d)	670,490	566,710
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,174,019	884,101
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (f)	184,970	94,185
Rithm Capital Corp., Series 2023-NQM1, Class B1, 7.606%, 10/25/2063 (a)(d)	3,000,000	2,959,143
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.563%, 6/25/2051 (a)(d)	2,451,382	1,587,194
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.563%, 6/25/2051 (a)(d)	1,566,000	655,222
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.563%, 6/25/2051 (a)(d)	870,254	209,425
Rocket Mortgage Trust, Series 2021-4, Class B5, 3.007%, 9/25/2051 (a)(d)	7,850,122	4,311,734
Rocket Mortgage Trust, Series 2021-4, Class B6, 3.007%, 9/25/2051 (a)(d)	6,069,465	1,706,315
Rocket Mortgage Trust, Series 2021-6, Class B5, 2.793%, 12/25/2051 (a)(d)	1,948,000	654,265
Rocket Mortgage Trust, Series 2021-6, Class B6, 2.793%, 12/25/2051 (a)(d)	1,947,847	507,952
Rocket Mortgage Trust, Series 2022-1, Class B3, 2.756%, 1/25/2052 (a)(d)	9,279,922	6,662,251
Rocket Mortgage Trust, Series 2022-1, Class B4, 2.756%, 1/25/2052 (a)(d)	5,197,193	3,262,018
Rocket Mortgage Trust, Series 2022-1, Class B5, 2.756%, 1/25/2052 (a)(d)	2,245,000	739,519
Rocket Mortgage Trust, Series 2022-1, Class B6, 2.756%, 1/25/2052 (a)(d)	2,066,093	533,645
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(d)	3,828,225	3,490,411
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(d)(e)	33,060,736	3,881,661
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.000%, 10/25/2051 (a)(d)(e)	149,483	530,465
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(d)	1,449,524	1,673,506
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(d)	1,159,619	1,321,898
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(d)	12,528,575	12,293,289
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B1, 5.500%, 2/25/2052 (a)(d)	3,153,250	2,667,539
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B2, 6.000%, 2/25/2052 (a)(d)	2,011,000	1,702,100
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B3, 7.907%, 2/25/2052 (a)(d)	2,309,200	1,992,717
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT, 0.000%, 2/25/2052 (a)	38,061,600	34,913,525
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class M1, 5.000%, 2/25/2052 (a)(d)	5,213,750	4,666,640
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class XS, 0.000%, 2/25/2052 (a)(d)(e)	123,194,356	7,356,674
Saluda Grade Alternative Mortgage Trust, Series 2023-SEQ3, Class A2, 6.889%, 6/1/2053 (a)(d)	4,250,000	4,270,319
Saluda Grade Fund Trust, Series 2022-SG2, Class A, 5.000%, 5/15/2052 (a)	15,000,000	14,420,835
Saluda Grade Mortgage Funding LLC, Series 2023-FIG3, Class A, 7.067%, 8/25/2053 (a)(d)	3,792,760	3,881,230
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.718%, 11/25/2053 (a)(d)	2,346,522	2,382,545
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 6.772% (TSFR6M + 1.528%), 8/20/2034 (b)	24,972	23,140
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.000%, 3/20/2035 (d)(e)	3,676,274	-
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 4.323%, 10/20/2046 (d)(h)	1,894,485	1,414,464
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.659%, 3/25/2051 (a)(d)	2,432,165	1,374,777
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.000%, 11/25/2053 (a)(d)	3,718,367	3,704,040
Sequoia Mortgage Trust, Series 2024-1, Class A13, 6.000%, 1/25/2054 (a)(d)	4,000,000	3,975,488
Sequoia Mortgage Trust, Series 2024-2, Class A13, 6.000%, 12/25/2053 (a)(d)	3,000,000	2,987,157
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, 12/25/2061 (a)(d)	3,328,423	2,690,338
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(d)	7,938,194	6,447,226
SGR Residential Mortgage Trust, Series 2020-2, Class A1, 1.381%, 5/25/2065 (a)(d)	689,299	606,479
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.839%, 7/25/2043 (a)(d)	782,566	670,614
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.839%, 7/25/2043 (a)(d)(h)	2,733,998	1,765,361
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(d)	6,000,000	4,880,280
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(d)	1,158,500	923,316
STAR Trust, Series 2022-SFR3, Class A, 6.971% (TSFR1M + 1.650%), 5/17/2039 (a)(b)	1,980,859	1,985,776
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(d)	192,180	174,239
Starwood Mortgage Residential Trust, Series 2021-3, Class M1, 2.491%, 6/25/2056 (a)(d)	5,170,000	3,382,757
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(d)	7,919,233	6,427,836
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 4.716%, 9/25/2035 (d)(h)	1,625,714	1,066,597
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1, 4.508%, 6/25/2037 (d)(h)	3,210,989	2,456,243
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 6.942% (TSFR1M + 1.614%), 9/25/2037 (b)	581,203	507,960
Structured Asset Mortgage Investments Trust, Series 2004-AR1, Class X, 0.000%, 3/19/2034 (d)(e)	4,175,267	42
Structured Asset Mortgage Investments Trust, Series 2004-AR7, Class X, 0.082%, 4/19/2035 (d)(e)	6,477,825	36,140
Structured Asset Mortgage Investments Trust, Series 2005-AR2, Class 1X, 0.009%, 5/25/2045 (d)(e)	7,232,022	6,494
Structured Asset Mortgage Investments Trust, Series 2005-AR3, Class 1X, 0.012%, 8/25/2035 (d)(e)	10,289,396	14,066
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 1X, 0.000%, 5/25/2046 (d)(e)	10,292,257	87,803
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 4X, 0.000%, 5/25/2046 (d)(e)	35,313,912	26,485
Structured Asset Mortgage Investments Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (e)	53,939,749	602,561
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 7.790%, 3/25/2033 (d)	12,506	11,773
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.000%, 1/25/2037 (a)(d)(e)	22,626,290	142,161
TH MSR Issuer Trust, Series 2019-FT1, Class A, 8.231% (TSFR1M + 2.914%), 6/25/2024 (a)(b)	2,000,000	1,952,516
Towd Point Mortgage Trust, Series 2019-HY2, Class B3, 7.681% (TSFR1M + 2.364%), 5/25/2058 (a)(b)	2,294,000	2,272,370
Triangle Re Ltd., Series 2021-1, Class B1, 9.931% (TSFR1M + 4.614%), 8/25/2033 (a)(b)	1,500,000	1,503,791
Triangle Re Ltd., Series 2021-3, Class M1B, 8.230% (SOFR30A + 2.900%), 2/25/2034 (a)(b)	8,400,000	8,508,326
Triangle Re Ltd., Series 2021-3, Class M2, 9.080% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	2,200,000	2,227,445
Triangle Re Ltd., Series 2023-1, Class M1A, 8.730% (SOFR30A + 3.400%), 11/25/2033 (a)(b)	5,000,000	5,076,910
Unlock Hea Trust, Series 2022-1, Class A, 7.000%, 9/25/2035 (a)(m)	8,945,604	8,619,796
Unlock Hea Trust, Series 2022-1, Class B, 8.000%, 9/25/2035 (a)(m)	10,000,000	9,311,820
Unlock Hea Trust, Series 2023-1, Class A, 7.000%, 10/25/2038 (a)	1,794,340	1,756,483
UWM Mortgage Trust, Series 2021-INV1, Class B5, 3.156%, 8/25/2051 (a)(d)	1,586,090	1,146,754
UWM Mortgage Trust, Series 2021-INV1, Class B6, 2.922%, 8/25/2051 (a)(d)	3,283,739	1,075,385
UWM Mortgage Trust, Series 2021-INV2, Class B5, 3.247%, 9/25/2051 (a)(d)	2,079,247	1,491,641
UWM Mortgage Trust, Series 2021-INV2, Class B6, 3.058%, 9/25/2051 (a)(d)	4,305,954	1,821,651
Verus Securitization Trust, Series 2021-4, Class A3, 1.350%, 7/25/2066 (a)(d)	1,751,832	1,435,155
Verus Securitization Trust, Series 2022-3, Class M1, 4.075%, 2/25/2067 (a)(d)	2,500,000	1,847,760
Verus Securitization Trust, Series 2022-7, Class M1, 5.379%, 7/25/2067 (a)(d)	750,000	716,446
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(m)	602,872	604,337
Verus Securitization Trust, Series 2022-INV1, Class B1, 5.841%, 8/25/2067 (a)(d)	3,483,000	3,305,566
Verus Securitization Trust, Series 2023-2, Class A2, 6.599%, 3/25/2068 (a)(m)	2,803,285	2,792,184
Verus Securitization Trust, Series 2023-5, Class B1, 8.100%, 6/25/2068 (a)(d)	5,000,000	4,951,580
Verus Securitization Trust, Series 2023-8, Class M1, 7.454%, 12/25/2068 (a)(d)	850,000	857,125
Verus Securitization Trust, Series 2023-INV1, Class M1, 7.590%, 2/25/2068 (a)(d)	2,300,000	2,271,043
Verus Securitization Trust, Series 2024-1, Class B1, 7.909%, 1/25/2069 (a)(d)	8,589,000	8,566,883
Verus Securitization Trust, Series 2024-2, Class B1, 7.864%, 2/25/2069 (a)(d)	7,500,000	7,470,990
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 1A1, 6.000%, 3/25/2036	910,296	809,477
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.000%, 3/25/2036	1,019,515	930,957
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.002%, 7/25/2044 (d)(e)	8,566,176	531
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 5.028%, 6/25/2034 (d)	464,832	415,363
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 0.000%, 4/25/2045 (d)(e)	15,152,677	66,369
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1XPP, 0.000%, 5/25/2047 (d)(e)	66,444,130	13,023
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.000%, 6/25/2047 (d)(e)	56,706,951	2,779
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (f)	218	155
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 6.000% (TSFR1M + 1.514%), 7/25/2035 (b)(h)	2,972,876	2,657,317
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.038%, 10/25/2046 (d)(e)	11,201,111	115,685
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 0.007%, 4/25/2047 (d)(e)	19,600,858	50,805
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	759,400	662,912
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	1,318,646	1,108,204
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	1,446,551	1,215,697
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 5.708%, 8/25/2036 (d)	119,402	107,733
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 5.891%, 10/25/2036 (d)	358,254	302,083
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (f)	15,813	9,908
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.731%, 7/25/2049 (a)(d)	1,627,000	1,067,361
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.518%, 9/25/2049 (a)(d)	2,124,000	1,320,542
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.707%, 12/25/2050 (a)(d)	1,818,000	885,373
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.707%, 12/25/2050 (a)(d)	1,011,000	444,091
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.707%, 12/25/2050 (a)(d)	1,420,044	419,401
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B2, 2.971%, 8/25/2051 (a)(d)(h)	4,596,603	3,466,648
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B4, 2.971%, 8/25/2051 (a)(d)	1,531,571	1,072,761
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B5, 2.971%, 8/25/2051 (a)(d)	1,158,000	442,109
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B6, 2.025%, 8/25/2051 (a)(d)	1,799,707	497,106
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 13.830% (SOFR30A + 8.500%), 7/25/2059 (a)(b)	6,600,000	6,556,783
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 10.680% (SOFR30A + 5.350%), 7/25/2059 (a)(b)	12,605,149	12,438,181
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 11.830% (SOFR30A + 6.500%), 7/25/2059 (a)(b)	7,362,900	7,180,418
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.920%, 6/20/2044 (a)(d)(h)	2,370,000	1,644,173
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.049%, 9/20/2044 (a)(d)	1,938,000	1,485,903
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.840%, 6/20/2045 (a)(d)	3,899,882	1,769,739
ZeroDown LLC, Series 2021-SFR1, Class A, 3.861%, 9/25/2024 (a)(d)	9,554,417	9,575,819
ZeroDown LLC, Series 2021-SFR1, Class B, 7.677%, 9/25/2024 (a)	2,547,817	2,551,465
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $1,821,259,042)		$1,493,843,558

Residential Mortgage-Backed Securities - U.S. Government Agency ― 13.94%
Federal National Mortgage Association, 4.500%, 8/1/2052	3,246,470	2,995,102
Government National Mortgage Association, 4.000%, 3/20/2054	8,986,693	8,152,207
Government National Mortgage Association, 5.000%, 5/15/2041	45,000,000	43,055,595
Government National Mortgage Association, 4.500%, 8/20/2052	8,167,648	7,606,391
Government National Mortgage Association, 5.000%, 8/20/2052	22,353,696	21,394,790
Government National Mortgage Association, 4.500%, 9/20/2052	14,892,650	13,869,272
Government National Mortgage Association, 4.500%, 11/20/2052	23,242,382	21,645,235
Government National Mortgage Association, 5.500%, 11/20/2052	9,570,883	9,387,630
Government National Mortgage Association, 6.000%, 11/20/2052	8,298,159	8,321,767
Government National Mortgage Association, 5.500%, 12/20/2052	11,020,647	10,809,635
Government National Mortgage Association, 5.000%, 2/20/2053	8,502,131	8,134,762
Government National Mortgage Association, 5.000%, 3/20/2053	1,510,167	1,444,914
Government National Mortgage Association, 6.000%, 3/20/2053	4,249,675	4,261,765
Government National Mortgage Association, 4.500%, 4/20/2053	3,842,110	3,578,092
Government National Mortgage Association, 5.500%, 4/20/2053	30,337,680	29,794,727
Government National Mortgage Association, 5.500%, 5/15/2053	45,000,000	44,138,385
Government National Mortgage Association, 4.500%, 5/20/2053	9,998,028	9,310,994
Government National Mortgage Association, 5.000%, 5/20/2053	8,791,910	8,412,020
Government National Mortgage Association, 5.000%, 6/20/2053	38,866,345	37,186,969
Government National Mortgage Association, 5.500%, 6/20/2053	11,758,467	11,533,328
Government National Mortgage Association, 5.000%, 7/20/2053	39,069,937	37,381,764
Government National Mortgage Association, 3.000%, 9/20/2053	3,844,560	3,286,926
Government National Mortgage Association, 4.000%, 2/20/2054	11,268,909	10,208,414
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $362,080,956)		$355,910,684

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.09%
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.030% (SOFR30A + 1.700%), 7/25/2043 (a)(b)	2,066,091	2,079,097
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.330% (SOFR30A + 5.000%), 8/25/2033 (a)(b)	3,121,727	3,371,465
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B2, 12.830% (SOFR30A + 7.500%), 10/25/2041 (a)(b)	4,300,000	4,713,875
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class B1, 8.730% (SOFR30A + 3.400%), 1/25/2042 (a)(b)	2,000,000	2,083,750
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 7.330% (SOFR30A + 2.000%), 4/25/2042 (a)(b)	2,394,396	2,424,360
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.512%, 11/25/2048 (a)(d)	20,443,529	13,123,049
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $33,575,740)		$27,795,596

Warrants ― 0.01%	Shares
Financial ― 0.01%
Kingstone Cos, Inc. (a)	90,000	292,500
TOTAL WARRANTS (Cost ― $-)		$292,500
	Principal
Whole Loans ― 0.23%	Amount
Agency High Balance Residential Mortgages, 5.125%, 5/24/2048	$475,841	409,165
Agency High Balance Residential Mortgages, 6.000% to 6.500%, 4/26/2037 to 8/24/2037	1,816,980	1,737,208
Savannah Grand, 10.600%, 8/6/2024	3,757,964	3,746,531
TOTAL WHOLE LOANS (Cost ― $6,001,423)		$5,892,904

	Shares
Short-Term Investments ― 0.98%
Money Market Funds ― 0.98%
First American Government Obligations Fund, Class U, 5.244% (o)	25,129,687	25,129,687
TOTAL SHORT-TERM INVESTMENTS (Cost ― $25,129,687)		$25,129,687
TOTAL INVESTMENTS ― 109.21% (Cost ― $3,235,436,774)		$2,787,390,111
Liabilities in Excess of Other Assets ― (9.21%)		(234,953,650)
NET ASSETS ― 100.00%		$2,552,436,461

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2024, the value of these securities amounted to
$1,823,960,133 or 71.46% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2024.

(c)	Security issued on a when-issued basis. On April 30, 2024, the total value of investments purchased on a when-issued basis was $3,707,870 or 0.15% of net assets.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2024.
(e)	Interest only security.
(f)	Principal only security.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2024, the value of securities pledged amounted to $3,206,012 or 0.13% of net assets.

(h)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2024, the value of securities pledged amounted to $347,228,277.
(i)	Security identified as in default as to the payment of interest. Income is not being accrued.
(j)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(k)
As of April 30, 2024, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment
Company Act of 1940. The value of these securities amounted to $782,201 or 0.03% of net assets. Value determined using significant unobservable inputs.

(l)	Auction rate security. Rate disclosed is the rate in effect as of April 30, 2024.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2024.
(n)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(o)	Rate disclosed is the seven day yield as of April 30, 2024.

Consolidated Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Future	June 2024	1,206	$126,319,079	($1,341,283)
10-Year U.S. Treasury Note Future	June 2024	1,678	180,280,125	(4,279,529)
Total				($5,620,812)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$331,713,042	$–	$331,713,042
Collateralized Loan Obligations	–	224,340,569	–	224,340,569
Commercial Mortgage-Backed Securities	–	63,667,028	–	63,667,028
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	17,730,481	–	17,730,481
Common Stocks	11,914,833	–	–	11,914,833
Corporate Obligations	–	114,775,193	772,200	115,547,393
Investment Companies - Affiliated Exchange Traded & Mutual Funds	105,727,514	–	–	105,727,514
Preferred Stocks	7,884,322	–	–	7,884,322
Residential Mortgage-Backed Securities	–	1,493,833,557	10,001	1,493,843,558
Residential Mortgage-Backed Securities - U.S. Government Agency	–	355,910,684	–	355,910,684
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	27,795,596	–	27,795,596
Warrants	–	292,500	–	292,500
Whole Loans	–	5,892,904	–	5,892,904
Short-Term Investments	25,129,687	–	–	25,129,687
Total	$150,656,356	$2,635,951,554	$782,201	$2,787,390,111
Other Financial Instruments
Liabilities
Futures Contracts*	($5,620,812)	–	–	(5,620,812)

* Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2024, the Fund did not recognize any transfers to or from Level 3. Level 3 holdings as of April 30, 2024, are immmaterial and other than the reconciliation of investments below no further quantitative information about Level 3 Fair Value Measurements has been included.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/24	Amortization/ Accretion/Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/24
Corporate Obligations	$772,200	$–	$–	$–	$–	$–	$–	$–	$772,200
Residential Mortgage- Backed Securities	$10,001	($6,739)	$–	$6,739	$–	$–	$–	$–	$10,001

The average monthly notional value of long futures contracts and long swap contracts during the period ended April 30, 2024, was $365,327,262 and $37,500,000, respectively.

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund's investment adviser.

The Fund had the following investments in affiliates during the period ended April 30, 2024:

Security Name	Value as of 01/31/24	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 04/30/24	Share Balance	Dividend Income
Financials Income Impact Fund	$39,328,978	$–	$–	$–	$463,299	$39,792,277	5,147,772	$510,578
High Yield Opportunities ETF	36,198,214	–	(57,710)	(3,516)	(162,836)	35,974,152	3,330,940	611,916
Income ETF	11,907,399	–	(11,898,364)	185,213	(194,248)	–	–	50,879
Mortgage-Backed Securities ETF	30,902,674	76,968	(4)	(1)	(1,018,552)	29,961,085	3,640,472	378,423
Total	$118,337,265	$76,968	($11,956,078)	$181,696	($912,337)	$105,727,514	12,119,184	$1,551,796